As filed with the Securities and Exchange Commission on February 16, 1999

1933 Act Registration No. 333-
1940 Act Registration No. 811-

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933[X]

Pre-Effective Amendment No. _____                 [ ]
Post-Effective Amendment No. _____                [ ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940[X]

Amendment No. _____

FIRST DEFINED PORTFOLIO FUND LLC
(Exact Name of Registrant as Specified in Charter)

1001 Warrenville Road, Suite 300, Lisle, Illinois 60532
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (630) 241-4141 with a copy to:
W. Scott Jardine, Esq.                  Eric F. Fess
Nike Securities L.P.                    Chapman and Cutler
1001 Warrenville Road, Suite 300        111 West Monroe Street
Lisle, Illinois 60532                   Chicago, Illinois 60603
(Name and Address of Agent for Service)

Approximate date of proposed public offering: (Upon the effective date of this Registration Statement)

It is proposed that this filing will become effective (check appropriate box)
          [ ] immediately upon filing pursuant to paragraph (b)
          [ ] on (date) pursuant to paragraph (b)
          [ ] 60 days after filing pursuant to paragraph (a)(1)
          [ ] on (date) pursuant to paragraph (a)(1)
          [ ] 75 days after filing pursuant to paragraph (a)(2)
          [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
          [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Membership interests

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.


CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and contents:

          The Facing Sheet

          Part A-Prospectus

          Part B-Statement of Additional Information

          Part C-Other Information

          Signatures

          Index to Exhibits

          Exhibits


FIRST DEFINED PORTFOLIO FUND LLC

________________, 1999

PROSPECTUS

This prospectus is intended for use in connection with variable annuity policies offered by American Skandia Life Assurance Corporation
("American Skandia"). This prospectus provides important information to help you evaluate whether one of the funds listed below may be right for you.

The Dow (sm) Target 5 Portfolio
The Dow (sm) Target 10 Portfolio
Global Target 15 Portfolio
Target 10 Large Cap Portfolio
Target 15 Large Cap Portfolio
Target Small Cap Portfolio
10 Uncommon Values Portfolio

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                           TABLE OF CONTENTS
                                                                 PAGE

THE DOW (SM) TARGET 5 PORTFOLIO                                     3
   Fund Overview                                                    3
   Fund Expenses                                                    3
THE DOW (SM) TARGET 10 PORTFOLIO                                    4
   Fund Overview                                                    4
   Fund Expenses                                                    4
GLOBAL TARGET 15 PORTFOLIO                                          5
   Fund Overview                                                    5
   Fund Expenses                                                    5
TARGET 10 LARGE CAP PORTFOLIO                                       6
   Fund Overview                                                    6
   Fund Expenses                                                    6
TARGET 15 LARGE CAP PORTFOLIO                                       7
   Fund Overview                                                    7
   Fund Expenses                                                    7
TARGET SMALL CAP PORTFOLIO                                          9
   Fund Overview                                                    9
   Fund Expenses                                                    9
10 UNCOMMON VALUES PORTFOLIO                                       11
   Fund Overview                                                   11
   Fund Expenses                                                   11
FUND ORGANIZATION                                                  12
FUND MANAGEMENT                                                    12
MANAGEMENT FEES AND EXPENSES                                       12
FUND INVESTMENTS                                                   13
HOW SECURITIES ARE SELECTED                                        13
DESCRIPTION OF INDICES                                             14
RISK FACTORS                                                       14
INVESTMENT IN FUND INTERESTS                                       15
INTEREST REDEMPTION                                                15
DISTRIBUTIONS AND TAXES                                            16
12B-1 PLANS                                                        16
NET ASSET VALUE                                                    16
FUND SERVICE PROVIDERS                                             16
SHAREHOLDER INQUIRIES                                              17

THE DOW (sm) TARGET 5 PORTFOLIO

Fund Overview

Investment Objective

The fund seeks to provide above-average total return.

How the Fund Pursues its Objective

The fund seeks its objective by investing in common stocks issued by companies that are expected to provide income and to have the potential for capital appreciation. To select the stocks for the fund, the investment adviser follows a disciplined investment strategy that invests primarily in the common stocks of the five companies with the lowest per share stock price of the ten companies in the Dow Jones Industrial AverageSM ("DJIA") that have the highest dividend yields as of the close of business on or about the applicable stock selection date. The initial portfolio will primarily consists of the stocks selected by the strategy on or about ________. Beginning January 1, 2000, the portfolio will be adjusted annually on or about January 1 in accordance with the investment strategy. See "Description of Indices" for a description of the DJIA.

Each year, on or about the annual stock selection date, the fund expects to invest in the securities determined by the strategy in relatively equal amounts. At that time, the percentage relationship among the numbers of shares of each issuer held by the fund is established. Through the next one-year period that percentage relationship will be maintained as closely as practicable when the fund makes subsequent purchases and sales of the securities.

The fund may also invest in futures, options, warrants, forward contracts and repurchase agreements.

What are the Risks of Investing in the Fund?

The principal risk of investing in the fund is market risk. Market risk is the risk that a particular stock in the fund, the fund itself or stocks in general may fall in value. As with any mutual fund investment, loss of money is a risk of investing.

Because the fund is non-diversified, the fund is exposed to additional market risk. A non-diversified fund may invest a relatively high percentage of its assets in a limited number of issuers. Non-diversified funds are more susceptible to any single political, regulatory or economic occurrence and to the financial condition of individual issuers in which it invests. The fund is also exposed to additional market risk due to its policy of investing in accordance with an investment strategy. As a result of this policy, securities held by the fund will generally not be bought or sold in response to market fluctuations. The fund's relative lack of diversity and limited management may subject investors to greater market risk than other mutual funds.

Fund Expenses

Shareholder Fees (1)
Paid Directly from Your Investment

   Maximum Sales Charge Imposed on Purchases                     NONE
   Maximum Sales Charge Imposed on Reinvested Dividends          NONE
   Maximum Deferred Sales Charge                                 NONE
   Redemption Fees                                               NONE
   Exchange Fee                                                  NONE
   Maximum Account Fee                                           NONE

Annual Fund Operating Expenses (2)
Paid from Fund Assets

Management Fees                                                  .60%
12b-1 Fees                                                       .25%
Other Expenses (3)                                               .52%
_____________________________________________________________________
Total Annual Fund Operating Expenses                            1.37%

Example:
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 year    3 years

____________________

1 As a percentage of offering price.

2 The percentages shown are based on estimated amounts for the current fiscal year and are reflected as percentages of average net assets. Actual expenses may be greater or lesser than those shown. The investment adviser has agreed to waive fees and reimburse expenses through _________, 2000 in order to prevent Total Annual Fund Operating Expenses (excluding brokerage expenses and extraordinary expenses) from exceeding 1.37% of the average daily net asset value of the Fund.

3 Included in Other Expenses is a fee of .22% of average daily net assets paid to reimburse American Skandia Life Assurance Corporation ("American Skandia") for administrative costs. See "Management Fees and Expenses."

          $_______  $_______

You would pay the following expenses if you did not redeem your shares:

          1 year    3 years
          $_______  $_______

THE DOW (sm) TARGET 10 PORTFOLIO

Fund Overview

Investment Objective

The fund seeks to provide above-average total return.

How the Fund Pursues its Objective

The fund seeks its objective by investing in common stocks issued by companies that are expected to provide income and to have the potential for capital appreciation. To select the stocks for the fund, the investment adviser follows a disciplined investment strategy that invests primarily in the common stocks of the ten companies in the DJIA that have the highest dividend yields as of the close of business on or about the applicable stock selection date. The initial portfolio will primarily consist of the stocks selected by the strategy on or about _______. Beginning January 1, 2000, the portfolio will be adjusted annually on or about January 1 in accordance with the investment strategy. See "Description of Indices" for a description of the DJIA.

Each year, on or about the annual stock selection date, the fund expects to invest in the securities determined by the strategy in relatively equal amounts. At that time, the percentage relationship among the numbers of shares of each issuer held by the fund is established. Through the next one-year period that percentage relationship will be maintained as closely as practicable when the fund makes subsequent purchases and sales of the securities.

The fund may also invest in futures, options, warrants, forward contracts and repurchase agreements.

What are the Risks of Investing in the Fund?

The principal risk of investing in the fund is market risk. Market risk is the risk that a particular stock in the fund, the fund itself or stocks in general may fall in value. As with any mutual fund investment, loss of money is a risk of investing.

Because the fund is non-diversified, the fund is exposed to additional market risk. A non-diversified fund may invest a relatively high percentage of its assets in a limited number of issuers. Non-diversified funds are more susceptible to any single political, regulatory or economic occurrence and to the financial condition of individual issuers in which it invests. The fund is also exposed to additional market risk due to its policy of investing in accordance with an investment strategy. As a result of this policy, securities held by the fund will generally not be bought or sold in response to market fluctuations. The fund's relative lack of diversity and limited management may subject investors to greater market risk than other mutual funds.

Fund Expenses

Shareholder Fees (1)
Paid Directly from Your Investment

   Maximum Sales Charge Imposed on Purchases                     NONE
   Maximum Sales Charge Imposed on Reinvested Dividends          NONE
   Maximum Deferred Sales Charge                                 NONE
   Redemption Fees                                               NONE
   Exchange Fee                                                  NONE
   Maximum Account Fee                                           NONE

Annual Fund Operating Expenses (2)
Paid from Fund Assets

Management Fees                                                  .60%
12b-1 Fees                                                       .25%
Other Expenses (3)                                               .52%
_____________________________________________________________________
Total Annual Fund Operating Expenses                            1.37%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

____________________

1 As a percentage of offering price.

2 The percentages shown are based on estimated amounts for the current fiscal year and are reflected as percentages of average net assets. Actual expenses may be greater or lesser than those shown. The investment adviser has agreed to waive fees and reimburse expenses through ________, 2000 in order to prevent Total Annual Fund Operating Expenses (excluding brokerage expenses and extraordinary expenses) from exceeding 1.37% of the average daily net asset value of the Fund.

3 Included in Other Expenses is a fee of .22% of average daily net assets paid to reimburse American Skandia for administrative costs. See "Management Fees and Expenses."

          1 year    3 years
          $_______  $_______

You would pay the following expenses if you did not redeem your shares:

          1 year    3 years
          $_______  $_______

GLOBAL TARGET 15 PORTFOLIO

Fund Overview

Investment Objective

The fund seeks to provide above-average total return.

How the Fund Pursues its Objective

The fund seeks its objective by investing in common stocks issued by companies that are expected to provide income and to have the potential for capital appreciation. To select the stocks for the fund, the investment adviser follows a disciplined investment strategy that invests primarily in the common stocks of the companies which are components of the DJIA, the Financial Times Industrial Ordinary Share Index ("FT Index") and the Hang Seng Index. The fund consists of common stocks of the five companies with the lowest per share stock price of the ten companies in each of the DJIA, FT Index and Hang Seng Index, respectively, that have the highest dividend yield in the respective index as of the close of business on or about the applicable stock selection date. The initial portfolio will primarily consist of the stocks selected by the strategy on or about _______. Beginning January 1, 2000, the portfolio will be adjusted annually on or about January 1 in accordance with the investment strategy. See "Description of Indices" for a description of the DJIA, FT Index and Hang Seng Index.

Each year, on or about the annual stock selection date, the fund expects to invest in the securities determined by the strategy in relatively equal amounts. At that time, the percentage relationship among the numbers of shares of each issuer held by the fund is established. Through the next one-year period that percentage relationship will be maintained as closely as practicable when the fund makes subsequent purchases and sales of the securities.

The fund may also invest in futures, options, warrants, forward contracts and repurchase agreements.

What are the Risks of Investing in the Fund?

The principal risk of investing in the fund is market risk. Market risk is the risk that a particular stock in the fund, the fund itself or stocks in general may fall in value. The fund's investment in foreign stock presents additional risk including currency risk. Foreign companies may be affected by adverse political, diplomatic and economic developments, changes in foreign currency exchange rates, taxes, less publicly available information and other factors. As with any mutual fund investment, loss of money is a risk of investing.

Because the fund is non-diversified, the fund is exposed to additional market risk. A non-diversified fund may invest a relatively high percentage of its assets in a limited number of issuers. Non-diversified funds are more susceptible to any single political, regulatory or economic occurrence and to the financial condition of individual issuers in which it invests. The fund is also exposed to additional market risk due to its policy of investing in accordance with an investment strategy. As a result of this policy, securities held by the fund will generally not be bought or sold in response to market fluctuations. The fund's relative lack of diversity and limited management may subject investors to greater market risk than other mutual funds.

Fund Expenses

Shareholder Fees (1)
Paid Directly from Your Investment

   Maximum Sales Charge Imposed on Purchases                     NONE
   Maximum Sales Charge Imposed on Reinvested Dividends          NONE
   Maximum Deferred Sales Charge                                 NONE
   Redemption Fees                                               NONE
   Exchange Fee                                                  NONE
   Maximum Account Fee                                           NONE

Annual Fund Operating Expenses (2)
Paid from Fund Assets

Management Fees                                                  .60%
12b-1 Fees                                                       .25%
Other Expenses (3)                                               .52%
_____________________________________________________________________
Total Annual Fund Operating Expenses                            1.37%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 year    3 years
          $_______  $_______

You would pay the following expenses if you did not redeem your shares:

          1 year    3 years
          $_______  $_______

_________________________

1 As a percentage of offering price.

2 The percentages shown are based on estimated amounts for the current fiscal year and are reflected as percentages of average net assets. Actual expenses may be greater or lesser than those shown. The investment adviser has agreed to waive fees and reimburse expenses through ________, 2000 in order to prevent Total Annual Fund Operating Expenses (excluding brokerage expenses and extraordinary expenses) from exceeding 1.37% of the average daily net asset value of the Fund.

3 Included in Other Expenses is a fee of .22% of average daily net assets paid to reimburse American Skandia for administrative costs. See "Management Fees and Expenses."

TARGET 10 LARGE CAP PORTFOLIO

Fund Overview

Investment Objective

The fund seeks to provide above-average total return.

How the Fund Pursues its Objective

The fund seeks its objective by investing in common stocks issued by companies that are expected to provide income and to have the potential for capital appreciation. To select the stocks for the fund, the investment adviser follows a disciplined investment strategy that invests primarily in the common stocks of the ten companies selected from a pre-screened subset of the stocks included in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") as of the close of business on or about the applicable stock selection date. See "Description of Indices" for a description of the S&P 500 Index.

The fund primarily consists of a portfolio of 10 common stocks selected each year through the following three-step process from a pre-screened subset of the stocks listed on the S&P 500 Index as of close of business on or about the applicable stock selection date. The first step begins by selecting the 250 largest companies based on market capitalization in the S&P 500 Index. From the 250 companies identified in the first step, the second step selects the 125 companies with the lowest price to sales ratios. Finally, of the remaining companies, the 10 companies which had the greatest 1-year stock price appreciation are selected for the fund. The initial portfolio will primarily consist of the stocks selected by the strategy on or about _______. Beginning January 1, 2000, the portfolio will be adjusted annually on or about January 1 in accordance with the investment strategy.

Each year, on or about the annual stock selection date, the fund expects to invest in the securities determined by the strategy in relatively equal amounts. At that time, the percentage relationship among the numbers of shares of each issuer held by the fund is established. Through the next one-year period that percentage relationship will be maintained as closely as practicable when the fund makes subsequent purchases and sales of the securities.

The fund may also invest in futures, options, warrants, forward contracts and repurchase agreements.

What are the Risks of Investing in the Fund?

The principal risk of investing in the fund is market risk. Market risk is the risk that a particular stock in the fund, the fund itself or stocks in general may fall in value. As with any mutual fund investment, loss of money is a risk of investing.

Because the fund is non-diversified, the fund is exposed to additional market risk. A non-diversified fund may invest a relatively high percentage of its assets in a limited number of issuers. Non-diversified funds are more susceptible to any single political, regulatory or economic occurrence and to the financial condition of individual issuers in which it invests. The fund is also exposed to additional market risk due to its policy of investing in accordance with an investment strategy. As a result of this policy, securities held by the fund will generally not be bought or sold in response to market fluctuations. The fund's relative lack of diversity and limited management may subject investors to greater market risk than other mutual funds.

Fund Expenses

Shareholder Fees (1)
Paid Directly from Your Investment
   Maximum Sales Charge Imposed on Purchases                     NONE
   Maximum Sales Charge Imposed on Reinvested Dividends          NONE
   Maximum Deferred Sales Charge                                 NONE
   Redemption Fees                                               NONE
   Exchange Fee                                                  NONE
   Maximum Account Fee                                           NONE

Annual Fund Operating Expenses (2)
Paid from Fund Assets

Management and Administrative Fee                                .60%
12b-1 Fees                                                       .25%
Other Expenses (3)                                               .52%
_____________________________________________________________________
Total Annual Fund Operating Expenses                            1.37%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return

______________________

1 As a percentage of offering price.

2 The percentages shown are based on estimated amounts for the current fiscal year and are reflected as percentages of average net assets. Actual expenses may be greater or lesser than those shown. The investment adviser has agreed to waive fees and reimburse expenses through ________, 2000 in order to prevent Total Annual Fund Operating Expenses (excluding brokerage expenses and extraordinary expenses) from exceeding 1.37% of the average daily net asset value of the Fund.

3 Included in Other Expenses is a fee of .22% of average daily net assets paid to reimburse American Skandia for administrative costs. See "Management Fees and Expenses."
each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 year    3 years

          $_______  $_______

You would pay the following expenses if you did not redeem your shares:

          1 year    3 years
          $_______  $_______

TARGET 15 LARGE CAP PORTFOLIO

Fund Overview

Investment Objective

The fund seeks to provide above-average total return.

How the Fund Pursues its Objective

The fund seeks its objective by investing in common stocks issued by companies that are expected to have the potential for capital appreciation. To select the stocks for the fund, the investment adviser follows a disciplined investment strategy that invests primarily in the common stocks of fifteen companies selected from a pre-screened subset of the stocks included in the Nasdaq-100 Index as of the close of business on or about the applicable stock selection date. See "Description of Indices" for a description of the Nasdaq-100 Index.

The fund primarily consists of a portfolio of fifteen common stocks selected each year through the following multi-step process from a pre-screened subset of the stocks listed on the Nasdaq-100 Index as of the close of business on or about the applicable stock selection. The first step begins by removing all known buyout candidates from the securities in the index. The second step ranks each security by price appreciation over the prior twelve-month period. The third step ranks the same securities by price appreciation over the prior six-month period. The combined effect of the second and third step is to select stocks which have shown consistent growth over the past year. The fourth step ranks each security by their ratio of cash flow per share to price. This is a common indication of value. After ranking each of the securities in each of the four criteria, the resulting four rankings are added up for each security. Those fifteen securities with the lowest sums are selected for the portfolio. The initial portfolio will primarily consist of the stocks selected by the strategy on or about _______. Beginning January 1, 2000, the portfolio will be adjusted annually on or about January 1 in accordance with the investment strategy.

Each year, on or about the stock selection date, the fund expects to invest in the securities determined by the strategy. These securities will be weighted by market capitalization subject to the restriction that no stock will comprise less than 1% or more than 25% of the portfolio as of the stock selection date. At that time, the percentage relationship among the numbers of shares of each issuer held by the fund is established. Through the next one-year period that percentage relationship will be maintained as closely as practicable when the fund makes subsequent purchases and sales of the securities.

The fund may also invest in futures, options, warrants, forward contracts and repurchase agreements.

What are the Risks of Investing in the Fund?

The principal risk of investing in the fund is market risk. Market risk is the risk that a particular stock in the fund, the fund itself or stocks in general may fall in value. The fund's potential investment in foreign stocks presents additional risk including currency risk. Foreign companies may be affected by adverse political, diplomatic and economic developments, changes in foreign currency exchange rates, taxes, less publicly available information and other factors. As with any mutual fund investment, loss of money is a risk of investing.

Because the fund is non-diversified, the fund is exposed to additional market risk. A non-diversified fund may invest a relatively high percentage of its assets in a limited number of issuers. Non-diversified funds are more susceptible to any single political, regulatory or economic occurrence and to the financial condition of individual issuers in which it invests. The fund is also exposed to additional market risk due to its policy of investing in accordance with an investment strategy. As a result of this policy, securities held by the fund will generally not be bought or sold in response to market fluctuations. The fund's relative lack of diversity and limited management may subject investors to greater market risk than other mutual funds.

Fund Expenses

Shareholder Fees (1)
Paid Directly from Your Investment

   Maximum Sales Charge Imposed on Purchases                     NONE
   Maximum Sales Charge Imposed on Reinvested Dividends          NONE
   Maximum Deferred Sales Charge                                 NONE
   Redemption Fees                                               NONE
   Exchange Fee                                                  NONE
   Maximum Account Fee                                           NONE

Annual Fund Operating Expenses (2)
Paid from Fund Assets

Management Fees                                                  .60%
12b-1 Fees                                                       .25%
Other Expenses (3)                                               .52%
___________________                                            ______
Total Annual Fund Operating Expenses                            1.37%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

_____________

1 As a percentage of offering price.

2 The percentages shown are based on estimated amounts for the current fiscal year and are reflected as percentages of average net assets. Actual expenses may be greater or lesser than those shown. The investment adviser has agreed to waive fees and reimburse expenses through _______, 2000 in order to prevent Total Annual Fund Operating Expenses (excluding brokerage expenses and extraordinary expenses) from exceeding 1.37% of the average daily net asset value of the Fund.

3 Included in Other Expenses is a fee of .22% of average daily net assets paid to reimburse American Skandia for administrative costs. See "Management Fees and Expenses."

This example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 year    3 years
          $_______  $_______

You would pay the following expenses if you did not redeem your shares:

          1 year    3 years
          $_______  $_______

TARGET SMALL CAP PORTFOLIO

Fund Overview

Investment Objective

The fund seeks to provide above-average total return.

How the Fund Pursues its Objective

The fund seeks its objective by investing in common stocks issued by companies that are expected to have the potential for capital appreciation. To select the stocks for the fund, the investment adviser follows a disciplined investment strategy that invests primarily in the common stocks of small capitalization companies selected from a pre-screened subset of the common stocks listed on the New York Stock Exchange ("NYSE"), the American Stock Exchange ("AMEX") or The Nasdaq Stock Market ("Nasdaq") as of the close of business on or about the applicable stock selection each year.

The fund primarily consists of a portfolio of 40 common stocks selected annually on or about the applicable stock selection date through the following six-step process. The first step selects all U.S. registered corporations which trade on the NYSE, AMEX or Nasdaq (excluding limited partnerships, American Depositary Receipts and mineral and oil royalty trusts). The second step selects only those companies which, based on 1997 dollars, have a market capitalization of between $150 million and $1 billion and whose stock has an average daily dollar trading volume of at least $500,000. The third step selects those stocks with positive three-year sales growth. The fourth step selects those stocks whose most recent annual earnings are positive. The fifth step eliminates any stock whose price has appreciated by more than 75% in the last 12 months. Finally, from this list, the 40 stocks with the greatest price appreciation in the last 12 months are purchased on a relative market capitalization basis (highest to lowest). In each of the above steps, monthly and rolling quarterly data are used in place of annual figures where possible. In addition, companies which, based on publicly available information, are the subject of an announced business combination which is expected to be concluded within six months of the annual stock selection date, will be excluded from the fund. The initial portfolio will primarily consist of the stocks selected by the strategy on or about _______. Beginning January 1, 2000, the portfolio will be adjusted annually on or about January 1 in accordance with the investment strategy.

Each year, on or about the annual stock selection date, the fund expects to invest in the securities determined by the strategy in relatively equal amounts. At that time, the percentage relationship among the numbers of shares of each issuer held by the fund is established. Through the next one-year period that percentage relationship will be maintained as closely as practicable when the fund makes subsequent purchases and sales of the securities.

The fund may also invest in futures, options, warrants, forward contracts and repurchase agreements.

What are the Risks of Investing in the Fund?

The principal risk of investing in the fund is market risk. Market risk is the risk that a particular stock in the fund, the fund itself or stocks in general may fall in value. The fund's investment in small-cap companies presents additional risk. The fund's potential investment in foreign stocks presents additional risk including currency risk. Foreign companies may be affected by adverse political, diplomatic and economic developments, changes in foreign currency exchange rates, taxes, less publicly available information and other factors. As with any mutual fund investment, loss of money is a risk of investing.

Because the fund is non-diversified, the fund is exposed to additional market risk. A non-diversified fund may invest a relatively high percentage of its assets in a limited number of issuers. Non-diversified funds are more susceptible to any single political, regulatory or economic occurrence and to the financial condition of individual issuers in which it invests. The fund is also exposed to additional market risk due to its policy of investing in accordance with an investment strategy. As a result of this policy, securities held by the fund will generally not be bought or sold in response to market fluctuations. The fund's relative lack of diversity and limited management may subject investors to greater market risk than other mutual funds.

Fund Expenses

Shareholder Fees (1)
Paid Directly from Your Investment
   Maximum Sales Charge Imposed on Purchases                     NONE
   Maximum Sales Charge Imposed on Reinvested Dividends          NONE
   Maximum Deferred Sales Charge                                 NONE
   Redemption Fees                                               NONE
   Exchange Fee                                                  NONE
   Maximum Account Fee                                           NONE

Annual Fund Operating Expenses (2)
Paid from Fund Assets

Management Fees                                                  .60%
12b-1 Fees                                                       .25%
Other Expenses (3)                                               .52%
_____________________________________________________________________
Total Annual Fund Operating Expenses                            1.37%

_______________

1 As a percentage of offering price.

2 The percentages shown are based on estimated amounts for the current fiscal year and are reflected as percentages of average net assets. Actual expenses may be greater or lesser than those shown. The investment adviser has agreed to waive fees and reimburse expenses through _______, 2000 in order to prevent Total Annual Fund Operating Expenses (excluding brokerage expenses and extraordinary expenses) from exceeding 1.37% of the average daily net asset value of the Fund.

3 Included in Other Expenses is a fee of .22% of average daily net assets paid to reimburse American Skandia for administrative costs. See "Management Fees and Expenses."

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 year    3 years
          $_______  $_______

You would pay the following expenses if you did not redeem your shares:

          1 year    3 years
          $_______  $_______

10 UNCOMMON VALUES PORTFOLIO

Fund Overview

Investment Objective

The fund seeks to provide above-average capital appreciation.

How the Fund Pursues its Objective

The fund seeks its objective by investing primarily in the ten common stocks selected by the Investment Policy Committee of Lehman Brothers Inc. ("Lehman Brothers") with the assistance of the Research Department of Lehman Brothers which, in the opinion of Lehman Brothers, have the greatest potential for capital appreciation during the next year. The stocks included in the fund are adjusted annually on or about ________________ in accordance with the selections of Lehman Brothers.

Each year, on or about the annual stock selection date, the fund expects to invest in the securities determined by Lehman Brothers in relatively equal amounts. At that time, the percentage relationship among the numbers of shares of each issuer held by the fund is established. Through the next one-year period that percentage relationship will be maintained as closely as practicable when the fund makes subsequent purchases and sales of the securities.

The fund may also invest in futures, options, warrants, forward contracts and repurchase agreements.

What are the Risks of Investing in the Fund?

The principal risk of investing in the fund is market risk. Market risk is the risk that a particular stock in the fund, the fund itself or stocks in general may fall in value. As with any mutual fund investment, loss of money is a risk of investing.

Because the fund is non-diversified, the fund is exposed to additional market risk. A non-diversified fund may invest a relatively high percentage of its assets in a limited number of issuers. Non-diversified funds are more susceptible to any single political, regulatory or economic occurrence and to the financial condition of individual issuers in which it invests. The fund is also exposed to additional market risk due to its policy of investing in accordance with an investment strategy. As a result of this policy, securities held by the fund will generally not be bought or sold in response to market fluctuations. The fund's relative lack of diversity and limited management may subject investors to greater market risk than other mutual funds.

Fund Expenses

Shareholder Fees (1)
Paid Directly from Your Investment

   Maximum Sales Charge Imposed on Purchases                     NONE
   Maximum Sales Charge Imposed on Reinvested Dividends          NONE
   Maximum Deferred Sales Charge                                 NONE
   Redemption Fees                                               NONE
   Exchange Fee                                                  NONE
   Maximum Account Fee                                           NONE

Annual Fund Operating Expenses (2)
Paid from Fund Assets

Management Fees                                                  .60%
12b-1 Fees                                                       .25%
Other Expenses (3)                                               .52%
_____________________________________________________________________
Total Annual Fund Operating Expenses                            1.37%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 year    3 years
          $_______  $_______

_________________

1 As a percentage of offering price.

2 The percentages shown are based on estimated amounts for the current fiscal year and are reflected as percentages of average net assets. Actual expenses may be greater or lesser than those shown. The investment adviser has agreed to waive fees and reimburse expenses through _______, 2000 in order to prevent Total Annual Fund Operating Expenses (excluding brokerage expenses and extraordinary expenses) from exceeding 1.37% of the average daily net asset value of the Fund.

3 Included in Other Expenses is a fee of .22% of daily net assets paid to reimburse American Skandia for administrative costs. See "Management Fees and Expenses."

You would pay the following expenses if you did not redeem your shares:

          1 year    3 years
          $_______  $_______

The fund is not advised or created by Lehman Brothers. Lehman Brothers' only relationship to the fund is the licensing of certain trademarks and tradenames of Lehman Brothers and of the "10 Uncommon Values" to First Trust Advisors, L.P. ("First Trust") (the fund's investment adviser) on behalf of the fund and the sale of research to First Trust.
Research is determined, composed and calculated by Lehman Brothers without regard to First Trust or the fund.

Fund Organization

Each fund is a series of the First Defined Portfolio Fund LLC (the "Registrant"), a nondiversified open-end management investment company registered under the Investment Company Act of 1940. Each fund constitutes a separate mutual fund with its own investment objective and policies. The Registrant is organized as a Delaware limited liability company. Its Board of Managers is responsible for its overall management and direction. The Board elects the Registrant's officers and approves all significant agreements including those with the investment adviser, custodian and fund accounting agent. Board members are elected by owners of the Registrant's interests.

Under Delaware law, a limited liability company does not issue shares of stock. Instead, ownership rights are contained in "membership interests". Each interest of a fund represents an undivided interest in the securities held in the fund's portfolio. The funds are not offered directly to the public. Interests of the funds are sold only to American Skandia Life Assurance Corporation Variable Account B ("Account B") to fund the benefits of variable annuity policies (the "Policies") issued by American Skandia Life Assurance Corporation ("American Skandia"). Account B is the sole member of the Registrant. Account B's variable annuity owners who have Policy values allocated to any of the funds have indirect beneficial rights in the Registrant's interests.


The following funds are the series of the Registrant: The Dow (sm) Target 5 Portfolio, The Dow (sm) Target 10 Portfolio, Global Target 15 Portfolio, Target 10 Large Cap Portfolio, Target 15 Large Cap Portfolio, Target
Small Cap Portfolio and 10 Uncommon Values Portfolio. The funds seek their investment objectives by investing their assets primarily in accordance with a particular investment strategy. The funds' portfolios are generally adjusted annually to reflect the strategies most recent selections. (See "Fund Overview" for each fund for a description of the investment strategies).

Fund Management

The overall management of the business and affairs of the funds is the responsibility of the Board of Managers of the funds.

First Trust Advisors L.P. ("First Trust"), 1001 Warrenville Road, Lisle, Illinois, 60532, is the investment adviser to the funds. In this capacity, First Trust is responsible for the selection and ongoing monitoring of the securities in the funds' portfolios, managing the funds' business affairs and providing certain clerical, bookkeeping and other administrative services.

First Trust is a limited partnership with one limited partner, Grace Partners of Dupage L.P., and one general partner, Nike Securities Corporation. Grace Partners of Dupage L.P. is a limited partnership with one general partner, Nike Securities Corporation, and a number of limited partners. Nike Securities Corporation is an Illinois corporation controlled by Robert Donald Van Kampen. First Trust discharges its responsibilities subject to the policies of the Board of Managers of the funds.

First Trust has approximately $11 billion in assets under management or supervision. First Trust serves as subadvisor for 6 mutual funds and is also the portfolio supervisor of unit investment trusts sponsored by Nike Securities L.P. ("Nike Securities"), some of which are substantially similar to the funds. Nike Securities specializes in the underwriting, trading and distribution of unit investment trusts and other securities. Nike Securities is the sponsor and principal underwriter of the funds' shares and has sponsored or underwritten approximately $___ billion of investment company shares.

There is no one individual primarily responsible for portfolio management decisions for the funds. Investments are made under the direction of a committee. For additional information concerning First Trust, including a description of the services provided, see the Statement of Additional Information.

Management Fees and Expenses

For providing management services, First Trust is paid an annual fund management fee by each fund of 0.60% of average daily net assets.

Each fund pays for its own operating expenses such as custodial, transfer agent, administrative, accounting and legal fees; brokerage commissions; distribution and service fees; licensing fees (if applicable); organizational expenses; extraordinary expenses; and its portion of the Registrant's operating expenses.

Each fund also pays a administrative fee of 0.22% of average daily net assets to cover expenses incurred by American Skandia in connection with the administration of Account B and the Policies. See the Statement of Additional Information for an additional discussion of fund expenses.

Fund Investments

Equity Securities

Each fund invests primarily in equity securities. Eligible equity securities include common stocks; warrants to purchase common stocks; and securities convertible into common stocks, such as convertible bonds and debentures. In addition, the Global Target 15 Portfolio, the Target 15 Large Cap Portfolio and the Target Small-Cap Portfolio may invest in equity securities of foreign issuers, including depositary receipts that represent foreign common stocks deposited with a custodian.

Short-Term Investments

Each fund may invest in cash equivalents or other short-term investments including U.S. government securities, commercial paper, repurchase agreements, money-market funds or similar fixed-income securities with remaining maturities of one year or less. For more information on short-term investments, see the Statement of Additional Information.

Futures and Options

Each fund may invest in various investment strategies designed to hedge against changes in the values of securities the fund owns or expects to purchase or to hedge against interest rate changes. The securities used to implement these strategies include financial futures contracts, options, forward contracts, options on financial futures and stock index options.

Delayed Delivery Securities

Each fund may buy or sell securities on a when-issued or delayed-delivery basis, paying for or taking delivery of the securities at a later date, normally within 15 to 45 days of the trade. Such transactions involve an element of risk because the value of the securities to be purchased may decline before the settlement date.

How Securities Are Selected

To select securities for the funds, First Trust primarily follows a disciplined investment strategy that invests in the common stocks determined by the strategy. Beginning January 1, 2000, the portfolio of each fund is adjusted annually on or about the funds' annual stock selection date of January 1 (other than the 10 Uncommon Values Portfolio which is adjusted each ________), in accordance with the applicable investment strategy. On the annual stock selection date for a fund, a percentage relationship among the number of securities in the fund will be established. When additional assets are deposited into the fund, additional securities will be purchased in such numbers that reflect as nearly as practicable the percentage relationship of the number of securities established on the annual stock selection date. First Trust will likewise attempt to replicate the percentage relationship of securities when selling securities for a fund. The percentage relationship among the number of securities in a fund should therefore remain relatively stable. However, given the fact that the market price of such securities will vary throughout the year, the value of the securities of each of the companies as compared to the total assets of a fund will fluctuate during the year, above and below the proportion established on the annual stock selection date. At the annual stock selection date for a fund, new securities will be selected and a new percentage relationship will be established among the number of securities for the fund.

It is generally not possible for First Trust to purchase round lots (usually 100 shares) of stocks in amounts that will precisely duplicate the prescribed mix of securities. Also, it usually is impossible for a fund to be 100% invested in the prescribed mix of securities at any time. To the extent that a fund is not fully invested, the interests of variable annuity Policy owners may be diluted and total return may not directly track the investment results of the prescribed mix of securities. To minimize this effect, First Trust will generally try, as much as practicable, to maintain a minimum cash position at all times. Normally, the only cash items held by a fund are amounts expected to be deducted as expenses and amounts too small to purchase additional round lots of the securities.

Investment Limitations

The funds have adopted certain investment limitations (based on total assets) that cannot be changed without interest holder approval and are designed to limit your investment risk. Such limitations are described in the Statement of Additional Information.

Hedging and Other Defensive and Temporary Investment Strategies

Although the funds have no present intentions to vary from their investment strategies under any circumstances, the funds may invest up to 100% of their assets in cash equivalents and shortterm investments as a temporary defensive measure in response to adverse market conditions, or to keep cash on hand fully invested. During these periods, a fund may not be able to achieve its investment objective.

First Trust may also use various investment strategies designated to hedge against changes in the value of securities a fund owns or expects to purchase or to hedge against interest rate changes. These hedging strategies include using financial futures contracts, options, options on financial futures, or stock index options. The ability of a fund to benefit from options and futures is largely dependent on First Trust's ability to use such strategies successfully. A fund could lose money on futures transactions or an option can expire worthless.

Each fund's investment objective may not be changed without interest holder approval. The above investment policies may be changed by the Board of Managers without interest holder approval unless otherwise noted in this prospectus or the Statement of Additional Information.

Portfolio Turnover

A fund buys and sells portfolio securities in the normal course of its investment activities. The proportion of the fund's investment portfolio that is sold and replaced with new securities during a year is known as the fund's portfolio turnover rate. The funds anticipate that their annual portfolio turnover rate will generally be between 20% and 100%. A turnover rate of 100% would occur, for example, if a fund sold and replaced securities valued at 100% of its net assets within one year. Active trading would result in the payment by the fund of increased brokerage costs and could result in the payment by interest holders of increased taxes on realized investment gains.

Description of Indices

The portfolios of certain of the funds consist of the common stocks of companies listed on various indices. A description of certain of the indices is provided below.

The Dow Jones Industrial Average (sm)

The stocks included in the DJIA are chosen by the editors of The Wall Street Journal as representative of the broad market and of American industry. The companies are major factors in their industries and their stocks are widely held by individuals and institutional investors.

The Financial Times Industrial Ordinary Share Index

The FT Index is comprised of 30 common stocks chosen by the editors of The Financial Times as representative of the British industry and commerce. This index is an unweighted average of the share prices of selected companies. These companies are highly capitalized and major factors in their industries. In addition, their stocks are widely held by individuals and institutional investors.

The Hang Seng Index

The Hang Seng Index presently consists of 33 of the 358 stocks currently listed on the Stock Exchange of Hong Kong Ltd. (the "Hong Kong Stock Exchange"), and it includes companies intended to represent four major market sectors: commerce and industry, finance, properties and utilities. The Hang Seng Index is a recognized indicator of stock market performance in Hong Kong. It is computed on an arithmetic basis, weighted by market capitalization, and is therefore strongly influenced by stocks with large market capitalizations. The Hang Seng Index represents approximately 70% of the total market capitalization of the stocks listed on the Hong Kong Stock Exchange.

The Nasdaq-100 Index

The Nasdaq-100 Index represents the largest and most active non-financial domestic and international issues listed on the Nasdaq Stock Market(r). The index is calculated based on a modified capitalization weighted methodology. The Nasdaq Stock Market lists nearly 5,400 companies and trades more shares per day than any other major U.S. market.

The Standard & Poor's 500 Index

Widely regarded as the standard for measuring large-cap U.S. stock market performance, the S&P 500 Index includes a representative sample of leading U.S. companies in leading industries. The S&P 500 Index consists of 500 stocks chosen for market size, liquidity and industry group representation. It is a market-value weighted index with each stocks' weight in the Index proportionate to its market value.

Except as previously described, the publishers of the indices have not granted the funds or First Trust a license to use their respective index. The funds are not designed so that prices will parallel or correlate with the movements in any particular index or a combination of indices and it is expected that their prices will not parallel or correlate with such movements. The publishers of the indices have not participated in any way in the creation of the funds or in the selection of stocks in the funds.

Risk Factors

Risk is inherent in all investing. Investing in the funds involves risk, including the risk that you may lose all or part of your investment. There can be no assurance that a fund will meet its stated objective. Before you invest, you should consider the following risks.

Market risk: Market risk is the risk that a particular stock, an industry, a mutual fund or stocks in general may fall in value.

Small-cap company risk: Certain funds may invest in small capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, may be less liquid and may experience greater price volatility than larger capitalization companies. Accordingly, such companies are generally subject to greater market risk than larger capitalization companies.

Inflation risk: Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the funds' assets can decline as can the value of the funds' distributions.

Foreign investment risk: Certain funds may invest in foreign securities. Securities issued by foreign companies or governments present risks beyond those of securities of U.S. issuers. Such companies may be affected by adverse political, diplomatic, and economic developments, changes in foreign currency exchange rates, taxes, less publicly available information and other factors. Prices of foreign securities also may be more volatile and they may be less liquid than U.S. stocks.

Concentration risk: Each fund is classified as "non-diversified." As a result, each fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by its own investment restrictions and by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. Since each fund may invest a relatively high percentage of its assets in a limited number of issuers, each fund may be more susceptible to any single economic, political or regulatory occurrence and to the financial conditions of the issuers in which it invests.

Limited management risk: The funds are exposed to additional market risk due to their policy of investing in accordance with an investment strategy. As a result of this policy, securities held by a fund will generally not be bought or sold in response to market fluctuations. This policy may subject investors to greater market risk than other mutual funds.

Year 2000 Disclosure

First Trust and the funds' service providers each rely on computer systems to manage the funds' investments, process transactions and provide account maintenance. Because of the way computers historically have stored dates, some of these systems currently may not be able to correctly process activity occurring in the year 2000. First Trust is working with the funds' service providers to adapt their systems to address this "Year 2000" issue. First Trust and the funds expect, but there can be no absolute assurance, that the necessary work will be completed on a timely basis.

Investment in Fund Interests

Interests of the funds are sold only to Account B to fund the benefits of the Policies issued by American Skandia. Account B purchases interests of the funds in accordance with variable account allocation instructions received from owners of the Policies. First Trust then uses the proceeds to buy securities for the funds. Account B, as an interest holder, has an ownership in the funds' investments.

The funds do not issue interest certificates. Individual investors may not purchase or redeem interests in the funds directly; interests may be purchased or redeemed only through the Policies. There are no minimum investment requirements. All investments in a fund are credited to the interest holder's account in the form of full and fractional interests of the designated fund (rounded to the nearest 1/1000 of a share). For a discussion of how Policy owners may purchase fund interests, please refer to the prospectus for Account B. Owners of the Policies may direct purchase or redemption instructions to American Skandia at ___________
(800) ______________.

The price received for purchase requests will depend on when the funds' transfer agent receives the order. Orders received before the close of trading on a business day will receive that day's closing price, otherwise the next business day's price will be received. A business day is any day the New York Stock Exchange is open for business and normally ends at 4 p.m. New York time. See "Net Asset Value" for a discussion of how interests are priced.

Interest Redemption

Each fund also offers to buy back (redeem) interests of the fund from Account B at any time at net asset value. Account B will redeem interests to make benefit or surrender payments under the terms of the Policies. Redemptions are processed on any day on which the funds are open for business and are effected at the net asset value next determined after the redemption order, in proper form, is received by the funds' transfer agent. The price received for redemption requests will depend on when the funds' transfer agent receives the order. Orders received before the close of trading on a business day will receive that day's closing price, otherwise the next business day's price will be received. For a discussion of how Policy owners may redeem interests, please refer to the prospectus for Account B.

A fund may suspend the right of redemption only under the following unusual circumstances:

   * when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted;

   * when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or

   * during any period when the SEC has by order permitted a suspension of redemption for the protection of interest holders.

Distributions and Taxes

Automatic Reinvestment

All dividends received by a fund will be reinvested into additional fund shares.

Taxes and Tax Reporting

The Registrant is a limited liability company with all of its interests owned by a single entity (Account B). Accordingly, the Registrant as part of the operations of American Skandia and is not taxed separately. Under current tax law, interest, dividend income and capital gains of the Registrant are not currently taxable when left to accumulate within a variable annuity contract. For a discussion of the tax status of the variable annuity Policy, please refer to the prospectus for Account B.

Internal Revenue Service Diversification Requirements

The funds intend to comply with the diversification requirements currently imposed by the Internal Revenue Service on separate accounts of insurance companies as a condition of maintaining the tax deferred status of the variable annuity Policies issued by Account B. First Trust reserves the right to depart from the investment strategy of a fund in order to meet these diversification requirements. See the Statement of Additional Information for more specific information.

12b-1 Plans

Nike Securities serves as the selling agent and distributor of the funds' shares. In this capacity, Nike Securities manages the offering of the funds' interests and is responsible for all sales and promotional activities. In order to reimburse Nike Securities for its costs in connection with these activities, each fund has adopted a service plan under Rule 12b-1 under the Investment Company Act of 1940. Nike Securities uses the service fee to compensate American Skandia for providing account services to Policy owners. These services may include establishing and maintaining Policy owners' accounts, answering inquiries, and providing other personal services to Policy owners. Because these fees are paid out of the fund's assets on an on-going basis, over time these fees will increase the cost of your investment. In addition, the Plan allows First Trust to use a portion of its advisory fee to compensate Nike Securities for other expenses, including printing and distributing prospectuses to persons other than interest holders or Policy owners, and the expenses of preparing, printing and distributing advertising and sales literature and reports to Interest holders and Policy owners used in connection with the sale of interests.

Net Asset Value

The price of fund interests is based on a fund's net asset value per interest which is determined as of the close of trading (normally 4:00 p.m. eastern time) on each day the New York Stock Exchange is open for business. Net asset value is calculated for each fund by taking the market price of the fund's total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing by the total number of interests outstanding. The result, rounded to the nearest cent, is the net asset value per interest. All valuations are subject to review by the funds' Board of Managers or its delegate.

In determining net asset value, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. Common stocks and other equity securities are valued at the last sales price that day. Common stocks and other equity securities not listed on a national securities exchange or Nasdaq are valued at the most recent bid prices. The prices of fixedincome securities are provided by a pricing service and based on the mean between the bid and asked price. When price quotes are not readily available the pricing service establishes fair market value based on prices of comparable securities.

For funds that hold securities that trade primarily on foreign exchanges, the net asset value of a fund's shares may change on days when interest holders will not be able to purchase or redeem the fund's interests.

Fund Service Providers

The custodian of the assets of the funds is The Chase Manhattan Bank, 4 New York Plaza, New York, NY 100042413. Chase also provides certain accounting services to the funds. The funds' transfer, shareholder services and dividend paying agent, First Data Investor Services Group, Inc., 4400 Computer Drive, Westborough, Massachusetts 01581, performs bookkeeping, data processing and administrative services for the operation of the funds and the maintenance of shareholder accounts.

Shareholder Inquiries

All inquiries regarding the funds should be directed to the fund at [insert address and telephone number].

FIRST DEFINED PORTFOLIO FUND LLC

The Dow (sm) Target 5 Portfolio
The Dow (sm) Target 10 Portfolio
Global Target 15 Portfolio
Target 10 Large Cap Portfolio
Target 15 Large Cap Portfolio
Target Small Cap Portfolio
10 Uncommon Values Portfolio

Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated by reference into this prospectus, contains detailed information on the funds' policies and operation. The SAI and the prospectus are intended for use in connection with variable annuity policies offered by American Skandia Life Assurance Corporation. Call ____________ at ______________ to request a free copy of the SAI or for other fund information.

You may also obtain this and other fund information directly from the Securities and Exchange Commission (SEC). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at (800) SEC-0330 for room hours and operation. You may also request fund information by writing to the SEC's Public Reference Section, Washington, D.C. 20549.

First Defined Portfolio Fund LLC
1001 Warrenville Road, Suite 300
Lisle, Illinois 60532
(800) 621-1675
www.nikesec.com

File No. 811-_________

PART B

STATEMENT OF ADDITIONAL INFORMATION

________________, 1999

FIRST DEFINED PORTFOLIO FUND LLC

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the First Defined Portfolio Fund LLC Prospectus, dated ___________, 1999. The Prospectus may be obtained by calling (800) 766-4683, or writing 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532.

                           TABLE OF CONTENTS
                                                                 PAGE
GENERAL INFORMATION AND HISTORY                                     1
INVESTMENT POLICIES                                                 1
DESCRIPTION OF PORTFOLIOS                                           8
DESCRIPTION OF INDICES                                             10
INVESTMENT RISKS                                                   12
FUND MANAGEMENT                                                    17
PERFORMANCE                                                        18
PERFORMANCE DATA OF INVESTMENT STRATEGIES                          19
INVESTMENT ADVISORY AND OTHER SERVICES                             21
PURCHASES, REDEMPTIONS AND PRICING OF INTERESTS                    23
12B-1 PLAN                                                         24
ADDITIONAL INFORMATION                                             24
TAX STATUS                                                         24
FINANCIAL STATEMENTS                                               25

General Information and History

First Defined Portfolio Fund LLC (the "Registrant") is a non-diversified, open-end management series investment company organized as a Delaware limited liability company on January 8, 1999. Currently, the Registrant has seven series authorized and outstanding (each a "Fund"). Each series of the Registrant represents interests in a separate portfolio of securities and other assets, with its own objectives and policies. The seven series of the Registrant are: The DowSM Target 5 Portfolio, The DowSM Target 10 Portfolio, Global Target 15 Portfolio, Target 10 Large Cap Portfolio, Target 15 Large Cap Portfolio, Target Small Cap Portfolio and 10 Uncommon Values Portfolio. Interests of the Funds are sold only to American Skandia Life Assurance Corporation Variable Account B ("Account B") to fund the benefits of variable annuity policies issued by American Skandia Life Assurance Corporation ("American Skandia").

Investment Policies

Generally

The Prospectus describes the investment objectives and strategies of each of the Funds. Each Fund is also subject to the following fundamental policies which may not be changed without approval of the holders of a majority of the outstanding voting interests of the Fund:

(1) A Fund may not issue senior securities, except as permitted under the Investment Company Act of 1940.

(2) A Fund may not borrow money, except that a Fund may (i) borrow money from banks for temporary or emergency purposes (but not for leverage or the purchase of investments) and (ii) engage in other transactions permissible under the Investment Company Act of 1940 that may involve a borrowing (such as, obtaining short-term credits as are

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necessary for the clearance of transactions, engaging in delayed-
delivery transactions, or purchasing certain futures, forward contracts and options), provided that the combination of (i) and (ii) shall not exceed 331/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings).

(3) A Fund will not underwrite the securities of other issuers except to the extent a Series may be considered an underwriter under the Securities Act of 1933 in connection with the purchase and sale of portfolio securities.

(4) A Fund will not purchase or sell real estate or interests therein, unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit a Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

(5) A Fund may not make loans to other persons, except through (i) the purchase of debt securities permissible under the Fund's investment policies, (ii) repurchase agreements, or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by a Fund if, as a result, the aggregate of such loans would exceed 331/3% of the value of the Fund's total assets.

(6) A Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from purchasing or selling options, futures contracts or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

(7) A Fund may not pledge, mortgage or hypothecate any of its assets except as may be necessary in connection with permissible borrowings or investments and then such pledging, mortgaging, or hypothecating may not exceed 331/3% of the Fund's total assets at the time of the borrowing or investment.

The foregoing fundamental policies may not be changed without the affirmative vote of the majority of the outstanding voting interests of the Registrant (or of a particular Fund, if appropriate). The Investment Company Act of 1940 ("1940 Act") defines a majority vote as the vote of the lesser of (i) 67% of the voting interests represented at a meeting at which more than 50% of the outstanding interests are represented or
(ii) more than 50% of the outstanding voting interests. With respect to the submission of a change in an investment policy to the holders of outstanding voting interests of a particular Fund, such matter shall be deemed to have been effectively acted upon with respect to such Fund if a majority of the outstanding voting interests of such Fund vote for the approval of such matter, notwithstanding that (1) such matter has not been approved by the holders of a majority of the outstanding voting interests of any other Fund affected by such matter, and (2) such matter has not been approved by the vote of a majority of the outstanding voting Registrant interests. In addition to the foregoing fundamental policies, the Funds are also subject to the following strategies and policies which, unless otherwise noted, are non-fundamental restrictions and policies which may be changed by the Board of Managers.

Warrants

Each Fund may invest in warrants. Warrants acquired by a Fund entitle it to buy common stock from the issuer at a specified price and time. They do not represent ownership of the securities but only the right to buy them. Warrants are subject to the same market risks as stocks, but may be more volatile in price. A Fund's investment in warrants will not entitle it to receive dividends or exercise voting rights and will become worthless if the warrants cannot be profitably exercised before their expiration date.

Securities Lending

Each Fund may also lend portfolio securities to broker-dealers and financial institutions to realize additional income. As a fundamental policy, a Fund will not lend its portfolio securities or other assets, if as a result, more than 33 1/3% of the Fund's total assets, including collateral received, would be lent to broker-dealers or other parties. Such loans will be secured continuously by collateral at least equal to the value of the securities lent by "marking to market" daily. The Fund will continue to receive the equivalent of the interest or dividends paid by the issuer of the securities lent and will retain the right to call, upon notice, the lent securities. The Fund may also receive interest on the investment of the collateral or a fee from the borrower as compensation for the loan. Securities loaned by a Fund remain subject to fluctuations in market value. A Fund may pay reasonable finders, custodian and administrative fees in connection with a loan.
As with other extensions of credit, there are risks of delay in recovery

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or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to firms deemed by First Trust to be of good standing.

During the period that a Fund seeks to enforce its rights against the borrower, the collateral and the securities loaned remain subject to fluctuations in market value. A Fund may also incur expenses in enforcing its rights. If a Series has sold a loaned security, it may not be able to settle the sale of the security and may incur potential liability to the buyer of the security on loan for its costs to cover the purchase.

Illiquid Securities

Each Fund may invest in illiquid securities (i.e., securities that are not readily marketable). For purposes of this restriction, illiquid securities include, but are not limited to, restricted securities (securities the disposition of which is restricted under the federal securities laws), securities that may only be resold pursuant to Rule 144A under the Securities Act of 1933, as amended (the "Securities Act"), but that are deemed to be illiquid; and repurchase agreements with maturities in excess of seven days. However, a Fund will not acquire illiquid securities if, as a result, such securities would comprise more than 15% of the value of the Fund's net assets. The Board of Managers or its delegates has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are liquid or illiquid for purposes of this 15% limitation. The Board of Managers has delegated to First Trust the daytoday determination of the illiquidity of any equity or fixedincome security, although it has retained oversight and ultimate responsibility for such determinations. Although no definitive liquidity criteria are used, the Board of Managers has directed First Trust to look to such factors as
(i) the nature of the market for a security (including the institutional private resale market; the frequency of trades and quotes for the security; the number of dealers willing to purchase or sell the security; and the amount of time normally needed to dispose of the security, the method of soliciting offers and the mechanics of transfer), (ii) the terms of certain securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments), and (iii) other permissible relevant factors.

Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time a Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than that which prevailed when it decided to sell. Illiquid securities will be priced at fair value as determined in good faith by the Board of Managers or its delegate. If, through the appreciation of illiquid securities or the depreciation of liquid securities, a Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid securities, including restricted securities which are not readily marketable, the affected Fund will take such steps as is deemed advisable, if any, to protect liquidity.

Security-related Issuers

Each Fund is seeking exemptive relief from the Securities and Exchange Commission to allow the Funds to invest more than 5% of their assets in the securities of any issuer that derives more than 15 percent of its gross revenue from "securities related activities" (as defined in Rule 12d3-1 under the Investment Company Act of 1940). Until such relief is received, despite any investment strategy, the Funds will not be able to invest more than 5% of their assets in such issuers.

Money Market Funds

Each Fund may invest in shares of money market funds to the extent permitted by the Investment Company Act of 1940.

Temporary Investments

Each Fund may, without limit as to percentage of assets, purchase U.S. government securities or shortterm debt securities to keep cash on hand fully invested or for temporary defensive purposes. Short-term debt securities are securities from issuers having a longterm debt rating of at least A or higher by Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's") or Fitch IBCA, Inc. ("Fitch"), or A-or higher by Duff & Phelps, Inc. ("D&P") and having a maturity of one year or less.

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Short-term debt income securities are defined to include, without limitation, the following:

(1) Each Fund may invest in U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest, which are either issued or guaranteed by the U.S. Treasury or by U.S. government agencies or instrumentalities. U.S. government agency securities include securities issued by (a) the Federal Housing Administration, Farmers Home Administration, ExportImport Bank of United States, Small Business Administration, and the Government National Mortgage Association, whose securities are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks,
Federal Intermediate Credit Banks, and the Tennessee Valley Authority, whose securities are supported by the right to the agency to borrow from the U.S. Treasury; (c) the Federal National Mortgage Association, whose securities are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and (d) the Student Loan Marketing Association, whose securities are supported only by its credit. While the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. The U.S. government, its agencies, and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

(2) Each Fund may invest in certificates of deposit issued against funds deposited in a bank or savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return, and are normally negotiable. If such certificates of deposit are non-negotiable, they will be considered illiquid securities and be subject to a Fund's 15% restriction on investments in illiquid securities. Pursuant to the certificate of deposit, the issuer agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. Under current FDIC regulations, the maximum insurance payable as to any one certificate of deposit is $100,000; therefore; certificates of deposit purchased by a Fund may not be fully insured.

(3) Each Fund may invest in bankers' acceptances which are short-term credit instruments used to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset or it may be sold in the secondary market at the going rate of interest for a specific maturity.

(4) Each Fund may invest in repurchase agreements which involve purchases of debt securities. In such an action, at the time the Fund purchases the security, it simultaneously agrees to resell and redeliver the security to the seller, who also simultaneously agrees to buy back the security at a fixed price and time. This assures a predetermined yield for a Fund during its holding period since the resale price is always greater than the purchase price and reflects an agreed-upon market rate. The period of these repurchase agreements will usually be short, from overnight to one week, and at no time will a Fund invest in repurchase agreements for more than one year. Such actions afford an opportunity for a Fund to invest temporarily available cash. A Fund may enter into repurchase agreements only with respect to obligations of the U.S. government, its agencies or instrumentalities; certificates of deposits; or bankers acceptances in which the Fund may invest. The risk to a Fund is limited to the ability of the seller to pay the agreed-upon sum on the repurchase date; in the event of default, the repurchase agreement provides that the affected Series is entitled to sell the underlying collateral. If the value of the collateral declines after the agreement is entered into, however, and if the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, a Fund could incur a loss of both principal and interest. The Fund, however, intends to enter into repurchase agreements only with financial institutions believed by First Trust to present minimal credit risks in accordance with criteria established by the Fund's Board of Managers. First Trust will review and monitor the creditworthiness of such institutions under the Board of Managers. The portfolio manager monitors the value of the collateral at the time the action is entered into and at all times during the term of the repurchase agreement. The portfolio manager does so in an effort to determine that the value of the collateral always equals or exceeds the agreed-upon repurchase price to be paid to a Fund. If the seller were to be subject to a federal bankruptcy proceeding, the ability of a Fund to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws.

(5) Each Fund may invest in bank time deposits, which are monies kept on deposit with banks or savings and loan associations for a stated period of time at a fixed rate of interest. There may be penalties for the early withdrawal of such time deposits, in which case the yields of these investments will be reduced.

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(6)  Each Fund may invest in commercial paper, which are short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between a Fund and a corporation. There is no secondary market for the notes. However, they are redeemable by the Fund at any time. The portfolio manager will consider the financial condition of the corporation (e.g., earning power, cash flow, and other liquidity ratios) and will continuously monitor the corporation's ability to meet all of its financial obligations, because a Fund's liquidity might be impaired if the corporation were unable to pay principal and interest on demand. A Fund may only invest in commercial paper rated A-1 or better by S&P, Prime-1 or higher by Moody's, Duff 2 or higher by D&P or Fitch 2 or higher by Fitch.

Hedging Strategies

General Description of Hedging Strategies

A Fund may engage in hedging activities. First Trust may cause a Fund to utilize a variety of financial instruments, including options, futures contracts (sometimes referred to as "futures"), and options on future contracts to attempt to hedge the Fund's holdings.

Hedging or derivative instruments on securities generally are used to hedge against price movements in one or more particular securities positions that a Fund owns or intends to acquire. Such instruments may also be used to "lockin" realized but unrecognized gains in the value of portfolio securities. Hedging instruments on stock indices, in contrast, generally are used to hedge against price movements in broad equity market sectors in which a Series has invested or expects to invest. Hedging strategies, if successful, can reduce the risk of loss by wholly and partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. The use of hedging instruments is subject to applicable regulations of the Securities and Exchange Commission (the "SEC"), the several options and futures exchanges upon which they are traded, the Commodity Futures Trading Commission (the "CFTC") and various state regulatory authorities. In addition, a Fund's ability to use hedging instruments will be limited by tax considerations.

General Limitations on Futures and Options Transactions

The Registrant has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets. Pursuant to Section 4.5 of the regulations under the Commodity Exchange Act (the "CEA"), the notice of eligibility for a Fund includes the representation that the Fund will use futures contracts and related options solely for bona fide hedging purposes within the meaning of CFTC regulations. A Fund will not enter into futures and options transactions if the sum of the initial margin deposits and premiums paid for unexpired options exceeds 5% of a Fund's total assets. In addition, a Fund will not enter into futures contracts and options transactions if more than 30% of its net assets would be committed to such instruments.

The foregoing limitations are not fundamental policies of a Fund and may be changed without shareholder approval as regulatory agencies permit. Various exchanges and regulatory authorities have undertaken reviews of options and futures trading in light of market volatility. Among the possible actions that have been presented are proposals to adopt new or more stringent daily price fluctuation limits for futures and options transactions and proposals to increase the margin requirements for various types of futures transactions.

Asset Coverage for Futures and Options Positions

Each Fund will comply with the regulatory requirements of the SEC and the CFTC with respect to coverage of options and futures positions by registered investment companies and, if the guidelines so require, will set aside cash, U.S. government securities, high grade liquid debt securities and/or other liquid assets permitted by the SEC and CFTC in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or options position is outstanding, unless replaced with other permissible assets, and will be markedtomarket daily.

Stock Index Options

A Fund may purchase stock index options, sell stock index options in order to close out existing positions, and/or write covered options on stock indexes for hedging purposes. Stock index options are put options and call options on various stock indexes. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common

Page 5

stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple.

A stock index fluctuates with changes in the market values of the stock included in the index. For example, some stock index options are based on a broad market index, such as the Standard & Poor's 500 or the Value Line Composite Index or a narrower market index, such as the Standard & Poor's 100. Indexes may also be based on an industry or market segment, such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indexes are currently traded on the following exchanges: the Chicago Board of Options Exchange, the New York Stock Exchange, the American Stock Exchange, the Pacific Stock Exchange, and the Philadelphia Stock Exchange.

A Fund's use of stock index options is subject to certain risks. Successful use by a Fund of options on stock indexes will be subject to the ability of First Trust to correctly predict movements in the directions of the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. In addition, a Fund's ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline through transactions in put options on stock indexes, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by a Fund. Inasmuch as a Fund's securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, each Fund will bear the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indexes. It is also possible that there may be a negative correlation between the index and a Fund's securities which would result in a loss on both such securities and the options on stock indexes acquired by the Fund.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of stock index options involves the risk that the premium and transaction costs paid by a Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

Certain Considerations Regarding Options

There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If a Fund is unable to close out a call option on securities that it has written before the option is exercised, the Fund may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities. If a Fund is unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

The writing and purchasing of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging. Options transactions may result in significantly higher transaction costs and portfolio turnover for the Fund.

Futures Contracts

Each Fund may enter into futures contracts (hereinafter referred to as "Futures" or "Futures Contracts"), including index Futures as a hedge against movements in the equity markets, in order to hedge against changes on securities held or intended to be acquired by a Fund or for other purposes permissible under the CEA. Each Fund's hedging may include sales of Futures as an offset against the effect of expected declines in stock prices and purchases of Futures as an offset against the effect of expected increases in stock prices. The Fund will not enter into Futures Contracts which are prohibited under the CEA and will, to the extent required by regulatory authorities, enter only into Futures Contracts that are traded on national futures exchanges and are standardized as to maturity date and underlying financial instrument. The principal interest rate Futures exchanges in the United States are

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the Board of Trade of the City of Chicago and the Chicago Mercantile
Exchange. Futures exchanges and trading are regulated under the CEA by the CFTC.

An interest rate futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., a debt security) or currency for a specified price at a designated date, time and place. An index Futures Contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index Futures Contract was originally written. Transaction costs are incurred when a Futures Contract is bought or sold and margin deposits must be maintained. A Futures Contract may be satisfied by delivery or purchase, as the case may be, of the instrument or by payment of the change in the cash value of the index. More commonly, Futures Contracts are closed out prior to delivery by entering into an offsetting transaction in a matching Futures Contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, a gain will be realized. Conversely, if the offsetting sale price is more than the original purchase price, a gain will be realized; if it is less, a loss will be realized. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the Futures Contract.

Margin is the amount of funds that must be deposited by each Fund with its custodian in a segregated account in the name of the futures commission merchant in order to initiate Futures trading and to maintain the Fund's open positions in Futures Contracts. A margin deposit is intended to ensure the Fund's performance of the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract. Futures Contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the Futures Contract being traded.

If the price of an open Futures Contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the Futures Contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the Future Contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the respective Fund. In computing daily net asset value, each Fund will mark to market the current value of its open Futures Contracts. Each Fund expects to earn interest income on their margin deposits.

Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Future Contracts were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount initially invested in the Futures Contract. However, a Fund would presumably have sustained comparable losses if, instead of the Futures Contract, it had invested in the underlying financial instrument and sold it after the decline.

Most United States Futures exchanges limit the amount of fluctuation permitted in Futures Contract prices during a single trading day. The day limit establishes the maximum amount that the price of a Futures Contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of Futures positions and subjecting some Futures traders to substantial losses.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a Futures position. The Fund would continue to be required to meet margin requirements until the position is closed, possibly resulting in a decline in the Fund's net asset value. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

A public market exists in Futures Contracts covering a number of indexes, including, but not limited to, the Standard & Poor's 500 Index, the Standard & Poor's 100 Index, the Nasdaq 100 Index, the Value Line Composite Index and the New York Stock Exchange Composite Index.

Options on Futures

Each Fund may also purchase or write put and call options on Futures Contracts and enter into closing transactions with respect to such options to terminate an existing position. A futures option gives the holder the right, in return of the premium paid, to assume a long position (call) or short position (put) in a Futures Contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the Futures Contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. Prior to exercise or expiration, a futures option may be closed out by an offsetting purchase or sale of a futures option of the same series.

A Fund may use options on Futures Contracts in connection with hedging strategies. Generally, these strategies would be applied under the same market and market sector conditions in which the Fund use put and call options on securities or indexes. The purchase of put options on Futures Contracts is analogous to the purchase of puts on securities or indexes so as to hedge a Funds' securities holdings against the risk of declining market prices. The writing of a call option or the purchasing of a put option on a Futures Contract constitutes a partial hedge against declining prices of a securities which are deliverable upon exercise of the Futures Contract. If the futures price at expiration of a written call option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's holdings of securities. If the futures price when the option is exercised is above the exercise price, however, the Fund will incur a loss, which may be offset, in whole or in part, by the increase in the value of the securities held by the Fund that were being hedged. Writing a put option or purchasing a call option on a Futures Contract serves as a partial hedge against an increase in the value of the securities the Fund intends to acquires.

As with investments in Futures Contracts, each Fund is required to deposit and maintain margin with respect to put and call options on Futures Contracts written by it. Such margin deposits will vary depending on the nature of the underlying Futures Contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund. Each Fund will set aside in a segregated account at the Fund's custodian liquid assets, such as cash, U.S. government securities or other high grade liquid debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be markedtomarket daily, and additional assets will be placed in the segregated account whenever the total value of the segregated account falls below the amount due on the underlying obligation.

The risks associated with the use of options on Futures Contracts include the risk that a Fund may close out its position as a writer of an option only if a liquid secondary market exists for such options, which cannot be assured. A Fund's successful use of options on Futures Contracts depends on First Trust's ability to correctly predict the movement in prices of Futures Contracts and the underlying instruments, which may prove to be incorrect. In addition, there may be imperfect correlation between the instruments being hedged and the Futures Contract subject to the option. For additional information, see "Futures Contracts." Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or options on futures contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and options on futures contracts markets are subject to daily variation margin calls and might be compelled to liquidate futures or options on futures contracts positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase the price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because of initial margin deposit requirements in markets, there might be increased participation by speculators in the futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading," and other investment strategies might result in temporary price distortions.

Foreign Currency Transactions. The Global Target 15 Portfolio, Target 15 Large Cap Portfolio and Target Small Cap Portfolio may engage in foreign currency forward contracts, options, and futures transactions. Such Funds may enter into foreign currency transactions for hedging and other permissible risk management purposes only. Foreign currency futures and options contracts are traded in the U.S. on regulated exchanges such as the Chicago Mercantile Exchange, the Mid-America Commodities Exchange, and the Philadelphia Stock Exchange. If the Funds invest in a currency futures or options contract, they must make a margin deposit to secure performance of such contract. With respect to investments in currency futures contracts, the Funds may also be required to make a variation margin deposit because the value of futures contracts fluctuates from purchase to maturity. In addition, the Funds may segregate assets to cover its futures contracts obligations.

Risks and Special Considerations Concerning Derivatives

In addition to the foregoing, the use of derivative instruments involves certain general risks and considerations as described below.

(1) Market Risk. Market risk is the risk that the value of the underlying assets may go up or down. Adverse movements in the value of an underlying asset can expose a Fund to losses. Market risk is the primary risk associated with derivative transactions. Derivative instruments may include elements of leverage and, accordingly, fluctuations in the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the portfolio manager's ability to predict movements of the securities, currencies, and commodities markets, which may require different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed. A decision to engage in a derivative transaction will reflect the portfolio manager's judgment that the derivative transaction will provide value to a Fund and its shareholders and is consistent with a Fund's objectives, investment limitations, and operating policies. In making such a judgment, the portfolio manager will analyze the benefits and risks of the derivative transactions and weigh them in the context of a Fund's overall investments and investment objective.

(2) Credit Risk. Credit risk is the risk that a loss be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchangetraded derivatives is generally less than for privatelynegotiated or OTC derivatives, since generally a clearing agency, which is the issuer or counterparty to each exchangetraded instrument, provides a guarantee of performance. For privatelynegotiated instruments, there is no similar clearing agency guarantee. In all transactions, a Fund will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transactions and possibly other losses to the Fund. The Fund will enter into transactions in derivative instruments only within counterparties that First Trust reasonably believes are capable of performing under the contract.

(3) Correlation Risk. Correlation risk is the risk that there might be an imperfect correlation, or even no correlation, between price movements of a derivative instrument and price movements of investments being hedged. When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged with any change in the price of the underlying asset. With an imperfect hedge, the value of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option or selling a futures contract) increased by less than the decline in value of the hedged investments, the hedge would not be perfectly correlated. This might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend, in part, on the degree of correlation between price movements in the index and the price movements in the investments being hedged.

(4) Liquidity Risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out, or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchangetraded derivatives since they often can only be closed out with the other party to the transaction. A Fund might be required by applicable regulatory requirements to maintain assets as "cover," maintain segregated accounts, and/or make margin payments when it takes positions in derivative instruments involving obligations to third parties (i.e., instruments other than purchase options). If a Fund is unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expires, matures, or is closed out. These requirements might impair a Fund's ability to sell a security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. A Fund's ability to sell or close out a position in an instrument prior to expiration or maturity depends upon the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Due to liquidity risk, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to a Fund.

(5) Legal Risk. Legal risk is the risk of loss caused by the unenforceability of a party's obligations under the derivative. While a party seeking price certainty agrees to surrender the potential upside in exchange for downside protection, the party taking the risk is looking for a positive payoff. Despite this voluntary assumption of risk, a counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(6) Systemic or "Interconnection" Risk. Systemic or interconnection risk is the risk that a disruption in the financial markets will cause difficulties for all market participants. In other words, a disruption in one market will spill over into other markets, perhaps creating a chain reaction. Much of the OTC derivatives market takes place among the OTC dealers themselves, thus creating a large interconnected web of financial obligations. This interconnectedness raises the possibility that a default by one large dealer could create losses for other dealers and destabilize the entire market for OTC derivative instruments.

Insurance Law Restrictions

In connection with the Registrant's agreement to sell shares to Account B, American Skandia and First Trust may enter into agreements, required by certain state insurance departments, under which First Trust may agree to use its best efforts to assure and to permit American Skandia to monitor each Fund for compliance with the investment restrictions and limitations prescribed by state insurance laws and regulations applicable to the investment of separate account assets in shares of mutual funds. If a Fund failed to comply with such restrictions or limitations, American Skandia would take appropriate action which might include ceasing to make investments in the Fund or withdrawing from the state imposing the limitation. Such restrictions and limitations are not expected to have a significant impact on the Registrant's operations.

Description of Portfolios

As described in the Funds' Prospectus, the portfolio of the DowSM Target 5 Portfolio consists primarily of common stocks of the five companies with the lowest per share stock price of the ten companies in the Dow Jones Industrial AverageSM ("DJIA") that have the highest dividend yields as of the date specified in the prospectus (the "Stock Selection Date"). The portfolio of the DowSM Target 10 Portfolio consists primarily of the common stocks of the ten companies in the DJIA that have the highest dividend yields as of the Stock Selection Date. The portfolio of the Global Target 15 Portfolio consists primarily of common stocks of the five companies with the lowest per share stock price of the ten companies in each of the DJIA, the Financial Times Industrial Ordinary Share Index ("FT Index") and the Hang Seng Index, respectively, that have the highest dividend yield in the respective index as of the Stock Selection Date. The portfolio of the Target 10 Large Cap Portfolio consists primarily of the common stocks of the ten companies selected from a prescreened subset of the stocks included in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") as of the Stock Selection Date. The portfolio of the 10 Uncommon Values is primarily the ten common stocks selected annually by the Investment Policy Committee of Lehman Brothers, Inc. with the assistance of the Research Department of Lehman Brothers which, in the opinion of Lehman Brothers, have the greatest potential for capital appreciation during the next year. The portfolio of the Target Small Cap Portfolio consists primarily of the common stocks of small capitalization companies selected from a pre-screened subset of the common stocks listed on the New York Stock Exchange, the American Stock Exchange or the Nasdaq Stock Market. Finally, the Target 15 Large Cap Portfolio consists primarily of the common stocks of fifteen companies selected from a pre-screened subset of the stocks included in the Nasdaq-100 Index as of the Stock Selection Date. Each year, as discussed in the Prospectus, the portfolio of each Fund is adjusted in accordance with its investment strategy. See "Fund Overview" in the Prospectus for the relevant Fund for a more detailed description of its investment strategy.

The yield for each equity security contained in the Dow Target 5 Portfolio, Dow Target 10 Portfolio, Target 10 Large Cap Portfolio, Target 15 Large Cap Portfolio and the securities based on the DJIA in the Global Target 15 Portfolio is calculated by annualizing the last quarterly or semi-annual ordinary dividend declared and dividing the result by the market value of such equity security as of the close of business on the Stock Selection Date. The yield for each equity security listed on the FT Index or the Hang Seng Index in the Global Target 15

Portfolio is calculated by adding together the most recent interim and final dividend declared and dividing the result by the market value of such equity security as of the close of business on the Stock Selection Date.

In addition, the publishers of the S&P 500 Index, FT Index and the Hang Seng Index are not affiliated with First Trust and have not participated in the creation of the Fund or the selection of the equity securities included therein. There is, of course, no guarantee that the objective of any Fund will be achieved.

Any changes in the components of any of the respective indices or in the composition of the stocks listed on the New York Stock Exchange, American Stock Exchange or Nasdaq Stock Market made after the respective Stock Selection Date will not cause a change in the identity of the common stocks included in the applicable Fund, including any additional equity securities deposited thereafter until the next Stock Selection Date when the portfolio of the each Fund will be adjusted in accordance with its investment strategy.

Investors should note that each Fund's investment criteria is applied and will in the future be applied to the equity securities selected for inclusion in the Fund as of the applicable Stock Selection Date. Additional equity securities which were originally selected through this process may be purchased throughout the year, as investors may continue to invest in the Fund, even though the yields on these equity securities may have changed subsequent to the previous Stock Selection Date. These equity securities may no longer be included in the index, or may not meet a Fund's selection criteria at that time, and therefore, such equity securities would no longer be chosen for inclusion in the Fund if the selection process were to be performed again at that time. Accordingly, the equity securities selected and the percentage relationship among the number of shares will not change for purchases or sales by a Fund until the next annual Stock Selection Date.

Licensing Arrangements with Dow Jones & Company, Inc. and Lehman
Brothers, Inc.

"Dow Jones Industrial Average (sm)", "DJIA (sm)", "Dow Industrials (sm)", "Dow 30 (sm)," "The Dow (sm)" and "The Dow 10 (sm)" are service marks of Dow Jones & Company, Inc. ("Dow Jones") and have been licensed for use for Certain purposes by First Trust. None of the Funds, including, and in particular, The Dow (sm) Target 5 Portfolio and The Dow (sm) Target 10 Portfolio, are endorsed, sold, or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in such products.

As noted in the Prospectus, the objective of the 10 Uncommon Value Portfolio is to provide the potential for aboveaverage capital appreciation by investing the Fund's portfolio in the ten common stocks selected by the Investment Policy Committee of Lehman Brothers Inc. with the assistance of the Research Department of Lehman Brothers Inc. which, in the opinion of Lehman Brothers Inc., have the greatest potential for capital appreciation during the next year. The selection was based upon a determination by Lehman Brothers Inc. that the selected stocks are deemed to have an above-average appreciation potential against the S&P 500 Index over the 12 months following the selection of the portfolio. The stocks included in this Fund are adjusted annually in accordance with the new selections of Lehman Brothers for subsequent years. Lehman Brothers Inc. is one of the leading global investment banks serving institutional, corporate, government and high net worth individual clients and customers. Lehman Brothers' business includes capital raising for clients through securities underwriting and direct placements;' corporate finance and strategic advisory services; merchant banking; securities sales and trading; research; and the trading of foreign exchange, derivative products and certain commodities. The Fund is not sponsored, advised, or created by Lehman Brothers Inc. Lehman Brothers Inc.'s only relationship to First Trust is the licensing of certain trademarks and tradenames of Lehman Brothers Inc. and of the "10 Uncommon Values" and the sale to First Trust of research which is determined, composed and calculated by Lehman Brothers Inc. without regard to First Trust or the Fund. In addition, Lehman Brothers Inc. may also receive fees for brokerage services provided to this Fund as well as unit investment trusts sponsored by Nike Securities L.P. Lehman Brothers Inc., in its general securities business acts, as agent or principal in connection with the purchase and sale of equity securities, including the equity securities held in the Fund and may act as a market maker in certain of the equity securities.

Description of Indices

As described above, certain Funds invest in stocks included in the DJIA, S&P 500 Index, the FT Index, the Hang Seng Index and the Nasdaq Index. The following is a description of these indices.

The Dow Jones Industrial Average (sm)

The DJIA was first published in The Wall Street Journal in 1896. Initially consisting of just 12 stocks, the DJIA expanded to 20 stocks in 1916 and to its present size of 30 stocks on October 1, 1928. The stocks are chosen by the editors of The Wall Street Journal as representative of the broad market and of American industry. The companies are major factors in their industries and their stocks are widely held by individuals and institutional investors. Changes in the components of the DJIA are made entirely by the editors of The Wall Street Journal without consultation with the companies, the stock exchange or any official agency. For the sake of continuity, changes are made rarely. Most substitutions have been the result of mergers, but from time to time, changes may be made to achieve a better representation. The components of the DJIA may be changed at any time for any reason. Any changes in the components of the DJIA made after the Stock Selection Date will not cause a change in the identity of the equity securities involved in the applicable Fund, including any equity securities deposited in a Fund, except when the Fund is periodically adjusted. The following is a list of the companies which currently comprise the DJIA.

AT&T Corporation                   Hewlett-Packard Co.
Allied Signal                      International Business Machines Corporation
Aluminum Company of America        International Paper Company
American Express Company           Johnson & Johnson
Boeing Company                     McDonald's Corporation
Caterpillar Inc.                   Merck & Company, Inc.
Chevron Corporation                Minnesota Mining & Manufacturing Company
Citigroup                          J.P. Morgan & Company, Inc.
Coca-Cola Company                  Philip Morris Companies, Inc.
Walt Disney Company                Proctor & Gamble Company
E.I. du Pont de Nemours & Company  Sears, Roebuck & Company
Eastman Kodak Company              Union Carbide Corporation
Exxon Corporation                  United Technologies Corporation
General Electric Company           Wal-Mart Stores, Inc.
General Motors Corporation
Goodyear Tire & Rubber Company

The Funds are not sponsored, endorsed, sold or promoted by Dow Jones. Dow Jones makes no representation or warranty, express or implied, to a Fund's interest holders or any member of the public regarding the advisability of purchasing a Fund. Dow Jones' only relationship to the Funds, American Skandia, or First Trust is the licensing of certain copyrights, trademarks, servicemarks and service names of Dow Jones. Dow Jones has no obligation to take the needs of American Skandia, First Trust or variable annuity owners into consideration in determining, composing or calculating the DJIA. Dow Jones is not responsible for and has not participated in the determination of the terms and conditions of the Funds, including the pricing of the Funds' interests or the amount payable under variable annuity contracts. Dow Jones has no obligation or liability in connection with the administration or marketing of the Fund or any variable annuity contracts.

DOW JONES DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE DOW JONES INDUSTRIAL AVERAGESM OR ANY DATA INCLUDED THEREIN AND DOW JONES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSION, OR INTERRUPTIONS THEREIN. DOW JONES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY A FUND, AMERICAN SKANDIA, FIRST TRUST OR VARIABLE ANNUITY OWNERS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DOW JONES INDUSTRIAL AVERAGESM OR ANY DATA INCLUDED THEREIN. DOW JONES MAKES NO EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DOW JONES INDUSTRIAL AVERAGESM OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The Financial Times Industrial Ordinary Share Index

The FT Index began as the Financial News Industrial Ordinary Share Index in London in 1935 and became the Financial Times Industrial Ordinary Share Index in 1947. The Financial Times Ordinary Index is calculated by FTSE International Ltd. ("FTSE"). All copyright in the Index constituent list vests in FTSE. The FT Index is comprised of 30 common stocks chosen by the editors of The Financial Times as representative of the British industry and commerce. This index is an unweighted average of the share prices of selected companies, which are highly capitalized, major factors in their industries and their stocks are widely held by individuals and institutional investors. Changes in the components of the FT Index are made entirely by the editors of The Financial Times without consultation with the companies, the stock exchange or any official agency. For the sake of continuity, changes are made rarely. However, on December 16, 1997, Diageo PLC and Scottish Power PLC replaced Guinness PLC and Grand Metropolitan PLC. Most substitutions have been the result of mergers or because of poor share performance, but from time to time, changes may be made to achieve a better representation. The components of the FT Index may be changed at any time for any reason. The following stocks are currently represented in the FT Index:

ASDA Group                         Glaxo Wellcome Plc
Allied Domecq Plc                  Granada Group Plc
BG Plc                             Guest Keen & Nettlefolds (GKN) Plc
BOC Group                          Imperial Chemical Industries Plc
BTR Plc                            Lloyds TSB Group Plc
Blue Circle Industries Plc         Lucas Varity Plc
Boots Company Plc                  Marks & Spencer Plc
British Airways Plc                National Westminster Bank
British Petroleum Plc              Peninsular & Oriental Steam Navigation
British Telecommunications PLC        Company
Cadbury Schweppes Plc              Reuters Holdings
Courtaulds Plc                     Royal & Sun Alliance Insurance Group
Diageo Plc                         Scottish Power Plc
EMI Group Plc                      SmithKline Beecham
General Electric Company Plc       Tate & Lyle Plc
                                   Vodafone Plc

The Hang Seng Index

The Hang Seng Index was first published in 1969 and presently consists of 33 of the 358 stocks currently listed on the Stock Exchange of Hong Kong Ltd. (the "Hong Kong Stock Exchange"), and it includes companies intended to represent four major market sectors: commerce and industry, finance, properties and utilities. The Hang Seng Index is a recognized indicator of stock market performance in Hong Kong. It is computed on an arithmetic basis, weighted by market capitalization, and is therefore strongly influenced by stocks with large market capitalizations. The Hang Seng Index represents approximately 70% of the total market capitalization of the stocks listed on the Hong Kong Stock Exchange. On January 27, 1998, China Telecom Ltd. and Shanghai Industrial Holdings Ltd. were added to the Hang Seng Index replacing Shun Tak Holdings Ltd. and South China Morning Post Holdings Ltd. The Hang Seng Index is currently comprised of the companies on the following list:

Amoy Properties Ltd.               Hong Kong and China Gas
Bank of East Asia                  Hong Kong Electric Holdings Ltd.
Cathay Pacific Airways             Hong Kong & Shanghai Hotels, Limited
Cheung Kong                        Hong Kong Telecommunications Ltd.
Cheung Kong Infrastructure         Hopewell Holdings
   Holdings Ltd.                   Hutchison Whampoa
China Light & Power                Hysan Development Company Ltd.
China Resources Enterprise Ltd.    New World Development Co. Ltd.
China Telecom Ltd.                 Shanghai Industrial Holdings Ltd.
Citic Pacific                      Shangri-La Asia Ltd.
First Pacific Company Ltd.         Sino Land Co. Ltd.
Great Eagle Holdings Ltd.          Sun Hung Kai Properties Ltd.
Guangdong Investment               Swire Pacific (A)
HSBC Holdings Plc                  Television Broadcasts

Hang Lung Development Company      Wharf Holdings Ltd.
Hang Seng Bank                     Wheelock & Co.
Henderson Investment Ltd.
Henderson Land Development Co. Ltd.

Except as previously described, neither the publishers of the S&P 500 Index, DJIA, FT Index nor the Hang Seng Index have granted the Funds, American Skandia, or First Trust a license to use their respective Index. The Funds are not designed so that prices will parallel or correlate with the movements in any particular index or a combination thereof and it is expected that their prices will not parallel or correlate with such movements. The publishers of the S&P 500 Index, DJIA, FT Index and the Hang Seng Index have not participated in any way in the creation of the Funds or in the selection of stocks in the Funds and have not approved any information related thereto.

The Nasdaq - 100 Index

The Nasdaq - 100 Index represents the largest and most active non-financial domestic and international issues listed on the Nasdaq Stock Market(r). The index is calculated based on a modified capitalization weighted methodology. The Nasdaq Stock Market lists nearly 5,400 companies and trades more shares per day than any other major U.S. market.

The Standard & Poor's 500 Index

Widely regarded as the standard for measuring large-cap U.S. stock market performance, the S&P 500 Index includes a representative sample of leading U.S. companies in leading industries. The S&P 500 Index consists of 500 stocks chosen for market size, liquidity and industry group representation. It is a market-value weighted index with each stocks' weight in the Index proportionate to its market value.

Investment Risks

Generally

An investment in a Fund should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the equity securities or the general condition of the common stock market may worsen and the value of the equity securities and therefore the value of a Fund may decline. A Fund may not be an appropriate investment for those who are unable or unwilling to assume the risks involved generally with an equity investment. The past market and earnings performance of any of the equity securities included in a Fund is not predictive of their future performance. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political economic or banking crises. First Trust cannot predict the direction or scope of any of these factors. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Shareholders of common stocks of the type held by a Fund have a right to receive dividends only when and if, and in the amounts, declared by the issuer's board of directors and have a right to participate in amounts available for distribution by the issuer only after all other claims on the issuer have been paid or provided for. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. The value of common stocks is subject to market fluctuations for as long as the common stocks remain outstanding, and thus the value of the equity securities in a Fund will fluctuate over the life of the Fund and may be more or less than the price at which they were purchased by such Fund. The equity securities held in a Fund may appreciate or depreciate in value (or pay dividends) depending on the full range of economic and market influences affecting these securities, including the impact of the Fund's purchase and sale of the equity securities and other factors.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the entity, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Cumulative preferred stock dividends must be paid before common stock dividends and any cumulative preferred stock dividend omitted is added to future dividends payable to the holders of cumulative preferred stock. Preferred stockholders are also generally entitled to rights on liquidation which are senior to those of common stockholders.

First Trust shall not be liable in any way for any default, failure or defect in any equity security held in a Series' portfolio.

Year 2000

There is concern that some computer systems used today are unable to process and calculate date-related information because they are not programmed to distinguish between the year 2000 and the year 1900. This is commonly known as the "Year 2000 Problem."

Each Fund relies entirely on outside service providers for the processing of its business. To the extent that a service provider utilizes computers to process a Fund's business, the smooth operation of a Fund depends on the ability of those computers to continue to function properly.

The Registrant has contacted each of its service providers to ascertain the service provider's state of readiness for the year 2000. Each of the service providers has indicated to the Registrant that, at this time, it is either Year 2000 compliant or that it has identified its systems which are not currently Year 2000 compliant and that it intends to make such systems compliant before December 31, 1999. The Registrant intends to continue to monitor the Year 2000 status of its service providers.

Based on the information currently available, the Registrant does not anticipate any material impact on the delivery of services to and by the Registrant. However, since the Registrant must rely on the information provided to it by its service providers, there can be no assurance that the steps taken by the service providers in preparation for the Year 2000 will be sufficient to avoid any adverse impact on the Registrant.

The Year 2000 Problem is expected to impact corporations, which may involve issuers of the equity securities contained in a Fund, to varying degrees based upon various factors, including, but not limited to, their industry sector and degree of technological sophistication. First Trust is not able to predict what impact, if any, the Year 2000 Problem will have on issuers of the equity securities contained in a Fund.

Legislation

At any time after the date of the Prospectus, legislation may be enacted that could negatively affect the equity securities in a Fund or the issuers of the equity securities. Changing approaches to regulation, particularly with respect to the environment or with respect to the petroleum industry, may have a negative impact on certain companies represented in a Fund. There can be no assurance that future legislation, regulation or deregulation will not have a material adverse effect on a Fund or will not impair the ability of the issuers of the equity securities held in a Series to achieve their business goals.

Liquidity

Whether or not the equity securities in a Fund are listed on a securities exchange, the principal trading market for the equity securities may be in the over-the-counter market. As a result, the existence of a liquid trading market for the equity securities may depend on whether dealers will make a market in the equity securities.

There can be no assurance that a market will be made for any of the equity securities, that any market for the equity securities will be maintained or that there will be sufficient liquidity of the equity securities in any markets made. The price at which the equity securities held in a Fund may be sold to meet transfers, partial withdrawals or surrenders and the value of a Fund will be adversely affected if trading markets for the equity securities are limited or absent.

Lack of Diversification

Each Fund is classified as "non-diversified" and therefore a Fund is only limited as to the percentage of its assets which may be invested in securities of any one issuer by its own investment restrictions and by diversification requirements imposed by the Internal Revenue Code of 1986, as amended. A Fund may therefore invest a relatively high percentage of its assets in a limited number of issuers. This can expose each Series to potentially greater market fluctuations than might be experienced by a diversified fund. Each Series may be more susceptible to any single economic, political or regulatory occurrence and to the financial conditions of the issuer in which it invests. For example, an investment in the Dow Target 5 Portfolio may subject an investor to additional risk due to the relative lack of diversity in its portfolio since the portfolio contains only five stocks. Therefore, the Dow Target 5 Portfolio may be subject to greater market risk than other Series which may contain a more diversified portfolio of securities. A Series is not designed to be a complete investment program for an investor. Variable annuity Policy owners, in light of their own financial situations and goals, should consider other additional funding options in order to diversify the allocations of their Policy assets.

Investment Strategy Risks

The equity securities selected for the Funds (other than the Target Small Cap Portfolio, the Target 10 Large Cap Portfolio, the Target 15 Portfolio Large Cap and the 10 Uncommon Values Portfolio) generally share attributes that have caused them to have lower prices or higher yields relative to other stocks in their respective index or Exchange. The equity securities may, for example, be experiencing financial difficulty, or be out of favor in the market because of weak performance, poor earnings forecasts or negative publicity; or they may be reacting to general market cycles. There can be no assurance that the market factors that caused the relatively low prices and high dividend yields of the equity securities will change, that any negative conditions adversely affecting the stock prices will not deteriorate, that the dividend rates on the equity securities will be maintained or that share prices will not decline further during the life of the Funds, or that the equity securities will continue to be included in the respective indices or Exchanges. Investing in stocks with the highest dividend yields amounts to a contrarian strategy because these shares are often out of favor. Such strategy may be effective in achieving the respective Strategy-based Fund's investment objective because regular dividends are common for established companies and dividends have often accounted for a substantial portion of the total return on stocks of the index as a group. However, there is no guarantee that either a Fund's objective will be achieved or that a Fund will provide for capital appreciation in excess of such Series' expenses. Because of the contrarian nature of such Funds and the attributes of the common stocks which caused inclusion in the portfolio, such Funds may not be appropriate for investors seeking either preservation of capital or high current income. In addition, the strategies of the Dow Target 5 Portfolio, the Dow Target 10 Portfolio, the Target Small Cap Portfolio and the Global Target 15 Portfolio have underperformed their respective index or indices in certain years.

Equity securities in a Fund from time to time may be sold under certain circumstances described in the Prospectus. Each Fund, however, is not actively managed and equity securities in a Fund will not be sold to take advantage of market fluctuations or changes in anticipated rates of appreciation or depreciation or if the equity securities no longer meet the criteria by which they were selected for a Fund. However, equity securities will be sold on or about each annual Stock Selection Date in accordance with its stock selection strategy.

Small Capitalization Companies

Certain or all of the equity securities in the Target Small Cap Portfolio and the 10 Uncommon Values Portfolio may be small cap company stocks. While, historically, small cap company stocks have outperformed the stocks of large companies, the former have customarily involved more investment risk as well. Small cap companies may have limited product lines, markets or financial resources; may lack management depth or experience; and may be more vulnerable to adverse general market or economic developments than large companies. Some of these companies may distribute, sell or produce products which have recently been brought to market and may be dependent on key personnel.

The prices of small company securities are often more volatile than prices associated with large company issues, and can display abrupt or erratic movements at times, due to limited trading volumes and less publicly available information. Also, because small cap companies normally have fewer shares outstanding and these shares trade less frequently than large companies, it may be more difficult for a Fund which contain these equity securities to buy and sell significant amounts of such shares without an unfavorable impact on prevailing market prices. The securities of small companies are often traded over-the-counter and may not be traded in the volumes typical of a national securities exchange.

Litigation

Certain of the issuers of equity securities in certain Funds may be involved in the manufacture, distribution and sale of tobacco products. Pending litigation proceedings against such issuers in the United States and abroad cover a wide range of matters including product liability and consumer protection. Damages claimed in such litigation alleging personal injury (both individual and class actions), and in health cost recovery cases brought by governments, labor unions and similar entities seeking reimbursement for health care expenditures, aggregate many billions of dollars.

In November 1998, certain companies in the U.S. tobacco industry, including Philip Morris, entered into a negotiated settlement with several states which would result in the resolution of significant litigation and regulatory issues affecting the tobacco industry generally. The proposed settlement, while extremely costly to the tobacco industry, would significantly reduce uncertainties facing the industry and increase stability in business and capital markets. Future litigation and/or legislation could adversely affect the value, operating revenues and financial position of tobacco companies.

To the best of First Trust's knowledge, other than tobacco litigation, there is no litigation pending as of the date of this Statement of Additional Information with respect to any equity security which might reasonably be expected to have a material adverse effect on a Fund. At any time after the date of this Statement of Additional Information, litigation may be instituted on a variety of grounds with respect to the equity securities held in a Fund portfolio. First Trust is unable to predict whether any such litigation will be instituted, or if instituted, whether such litigation might have a material adverse effect on the Fund.

Foreign Issuers

Since certain of the portfolio securities included in the Global Target 15 Portfolio, Target 15 Large Cap Portfolio and Target Small Cap Portfolio may consist of common stocks of foreign issuers, an investment in such Fund involves certain investment risks that are different in some respects from an investment in a fund which invests entirely in common stocks of domestic issuers. These investment risks include the possible imposition of future political or governmental restrictions which might adversely affect the payment or receipt of dividends on the relevant portfolio securities, the possibility that the financial condition of the issuers of the portfolio securities may become impaired or that the general condition of the relevant stock market may deteriorate, the limited liquidity and relatively small market capitalization of the relevant securities market, the imposition of expropriation or confiscatory taxation, economic uncertainties, the lack of the quantity and quality of publicly available information concerning the foreign issuers as such issuers are generally not subject to the same reporting and accounting requirements as domestic issuers, and the effect of foreign currency devaluations, such as the current global currency crisis, and fluctuations on the value of the common stocks and dividends of foreign issuers in terms of U.S. dollars. In addition, fixed brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States.

On the basis of the best information available to First Trust at the present time, none of the portfolio securities in such Funds are currently subject to exchange control restrictions under existing law which would materially interfere with payment to such Funds of dividends due on, or proceeds from the sale of, the foreign portfolio securities. The adoption of such restrictions or other legal restrictions could adversely impact the marketability of the foreign portfolio securities and may impair the ability of such Funds to satisfy its obligation to redeem shares or could cause delays or increase the costs associated with the purchase and sale of the foreign portfolio securities and correspondingly affect the price of its shares.

The purchase and sale of the foreign portfolio securities will generally be effected only in foreign securities markets. Although First Trust does not believe that the Global Target 15 Portfolio, Target 15 Large Cap Portfolio and Target Small Cap Portfolio will encounter obstacles in acquiring or disposing of the foreign portfolio securities, investors should be aware that in certain situations it may not be possible to purchase or sell a foreign portfolio security in a timely manner for any number of reasons, including lack of liquidity in the relevant market, the unavailability of a seller or purchaser of the foreign portfolio securities, and restrictions on such purchases or sales by reason of federal securities laws or otherwise. An investment in such Funds will also be subject to the risks of currency fluctuations associated with investments in foreign equity securities trading in non-U.S. currencies.

The information provided below details certain important factors which impact the economies of both the United Kingdom and Hong Kong. This information has been extracted from various governmental and private publications, but no representation can be made as to its accuracy. Furthermore, no representation is made that any correlation exists between the economies of the United Kingdom and Hong Kong and the value of the equity securities held by the Global Target 15 Portfolio.

United Kingdom. The emphasis of the United Kingdom's economy is in the private services sector, which includes the wholesale and retail sector, banking, finance, insurance and tourism. Services as a whole account for a majority of the United Kingdom's gross national product and make a significant contribution to the country's balance of payments. The portfolio of the Global Target 15 Portfolio may contain common stocks of British companies engaged in such industries as banking, chemicals, building and construction, transportation, telecommunications and insurance. Many of these industries may be subject to government regulation, which may have a materially adverse effect on the performance of their stock. In the first quarter of 1998, gross domestic product (GDP) of the United Kingdom grew to a level 3.0% higher than in the first quarter of 1997; however, the overall rate of GDP growth has slowed since the third quarter of 1997. The slowdown largely reflects a deteriorating trade position and higher indirect taxes. The average quarterly rate of GDP growth in the United Kingdom (as well as in Europe generally) has been decelerating since 1994. The United Kingdom is a member of the European Union (the "EU"), which was created through the formation of the Maastricht Treaty on European Union in late 1993. It is expected that the Treaty will have the effect of eliminating most remaining trade barriers between the 15 member nations and make Europe one of the largest common markets in the world. However, the effective implementation of the treaty provisions and the rate at which trade barriers are eliminated is uncertain at this time. Furthermore, the recent rapid political and social change throughout Europe make the extent and nature of future economic development in the United Kingdom and Europe and the impact of such development upon the value of the portfolio securities issued by United Kingdom companies held in the Global Target 15 Portfolio impossible to predict.

A majority of the EU members converted their existing sovereign currencies to a common currency (the "euro") on January 1, 1999. The United Kingdom did not participate in the conversion on January 1, 1999 and First Trust is unable to predict if or when the United Kingdom will convert to the euro. Moreover, it is not possible to accurately predict the effect of the current political and economic situation upon long-term inflation and balance of trade cycles and how these changes, as well as the implementation of a common currency throughout a majority of EU countries, would affect the currency exchange rate between the U.S. dollar and the British pound sterling. In addition, United Kingdom companies with significant markets or operations in other European countries (whether or not such countries are participating) face strategic challenges as these entities adapt to a single trans-national currency. The euro conversion may have a material impact on revenues, expenses or income from operations; increase competition due to the increased price transparency of EU markets; affect issuers' currency exchange rate risk and derivatives exposure; disrupt currency contracts; cause issuers to increase spending on information technology updates required for the conversion; and result in potential adverse tax consequences. First Trust is unable to predict what impact, if any, the euro conversion will have on any of the portfolio securities issued by United Kingdom companies in the Global Target 15 Portfolio.

Hong Kong. Hong Kong, established as a British colony in the 1840's, reverted to Chinese sovereignty effective July 1, 1997. On such date, Hong Kong became a Special Administrative Region ("SAR") of China. Hong Kong's new constitution is the Basic Law (promulgated by China in 1990). Prior to July 1, 1997, the Hong Kong government followed a laissez-faire policy toward industry. However, Hong Kong's recent economic data has not been encouraging. The full impact of the Asian financial crisis, as well as current international economic instability, is likely to continue to have a negative impact on the Hong Kong economy in the near future.

Although China has committed by treaty to preserve for 50 years the economic and social freedoms enjoyed in Hong Kong prior to the reversion, the continuation of the economic system in Hong Kong after the reversion will be dependent on the Chinese government, and there can be no assurances that the commitment made by China regarding Hong Kong will be maintained. Prior to the reversion, legislation was enacted in Hong Kong designed to extend democratic voting procedures for Hong Kong's legislature. China has expressed disagreement with this legislation, which it states is in contravention of the principles evidenced in the Basic Law of the Hong Kong SAR. The National Peoples' Congress of China has passed a resolution to the effect that the Legislative Council and certain other councils and boards of the Hong Kong Government were to be terminated on June 30, 1997. Such bodies have subsequently been reconstituted in accordance with China's interpretation of the Basic Law. Any increase in uncertainty as to the future economic and political status of Hong Kong could have a materially adverse effect on the value of the Global Target 15 Portfolio. First Trust is unable to predict the level of market liquidity or volatility which may occur as a result of the reversion to sovereignty, both of which may negatively impact such Fund and the value of its shares.

China currently enjoys a most favored nation status ("MFN Status") with the United States. MFN Status is subject to annual review by the President of the United States and approval by Congress. As a result of Hong Kong's reversion to Chinese control, U.S. lawmakers have suggested that they may review China's MFN status on a more frequent basis. Revocation of the MFN status would have a severe effect on China's trade and thus could have a materially adverse effect on the value of the Global Target 15 Portfolio. The performance of certain companies listed on the Hong Kong Stock Exchange is linked to the economic climate of China. The renewal of China's MFN Status in May of 1996 has helped to reduce the uncertainty for Hong Kong in conducting Sino-U.S. trade, and the signing of the agreement on copyright protection between the U.S. and Chinese governments in June of 1996 averted a trade war that would have affected Hong Kong's re-export trade. In 1997, China and the United States reached a four-year bilateral agreement on textiles, again avoiding a Sino-U.S. trade war. More recently, the currency crisis which has affected a majority of Asian markets since mid-1997 has forced Hong Kong leaders to address whether or devalue the Hong Kong dollar or maintain its peg to the U.S. dollar. During the volatile markets of 1998, the Hong Kong Monetary Authority (the "HKMA") acquired the common stock of certain Hong Kong issuers listed on the Hong Kong Stock Exchange in a an effort to stabilize the Hong King dollar and thwart currency speculators. Government intervention may hurt Hong Kong's reputation as a free market and increases concerns that authorities are not willing to let Hong Kong's currency system function autonomously. This may undermine confidence in the Hong Kong dollar's peg to the U.S. Dollar. Any downturn in economic growth or increase in the rate of inflation in China or Hong Kong could have a materially adverse effect on the value of the Global Target 15 Portfolio.

Securities prices on the Hong Kong Stock Exchange, and specifically the Hang Seng Index, can be highly volatile and are sensitive to developments in Hong Kong and China, as well as other world markets. For example, the Hang Seng Index declined by approximately 31% in October, 1997 as a result of speculation that the Hong Kong dollar would become the next victim of the Asian currency crisis, and in 1989, the Hang Seng Index dropped 1,216 points (approximately 58%) in early June following the events at Tiananmen Square. The Hang Seng Index gradually climbed subsequent to the events at Tiananmen Square but fell by 181 points on October 13, 1989 (approximately 6.5%) following a substantial fall in the U.S. stock markets. During 1994, the Hang Seng Index lost approximately 31% of its value. From January through August of 1998, during a period marked by international economic instability and a global currency crisis, the Hang Seng Index declined by nearly 27%. The Hang Seng Index is subject to change, and delisting of any issuers may have an adverse impact on the performance of the Global Target 15 Portfolio, although delisting would not necessarily result in the disposal of the stock of these companies, nor would it prevent such Fund from purchasing additional equity securities of these companies. In recent years, a number of companies, comprising approximately 10% of the total capitalization of the Hang Seng Index, have delisted. In addition, as a result of Hong Kong's reversion to Chinese sovereignty, an increased number of Chinese companies could become listed on the Hong Kong Stock Exchange, thereby changing the composition of the stock market and, potentially, the composition of the Hang Seng Index.

Exchange Rate. The Global Target 15 Portfolio, Target 15 Large Cap Portfolio and Target Small Cap Portfolio may be comprised substantially of equity securities that are principally traded in foreign currencies and as such, involve investment risks that are substantially different from an investment in a fund which invests in securities that are principally traded in United States dollars. The United States dollar value of each Fund's portfolios and of the distributions from the portfolios will vary with fluctuations in the United States dollar foreign exchange rates for the relevant currencies. Most foreign currencies have fluctuated widely in value against the United States dollar for many reasons, including supply and demand of the respective currency, the rate of inflation in the respective economies compared to the United States, the impact of interest rate differentials between different currencies on the movement of foreign currency rates, the balance of imports and exports of goods and services, the soundness of the world economy and the strength of the respective economy as compared to the economies of the United States and other countries.

Exchange rate fluctuations are partly dependent on a number of economic factors including economic conditions within countries, the impact of actual and proposed government policies on the value of currencies, interest rate differentials between the currencies and the balance of imports and exports of goods and services and transfers of income and capital from one country to another. These economic factors are influenced primarily by a particular country's monetary and fiscal policies (although the perceived political situation in a particular country may have an influence as well--particularly with respect to transfers of capital). Investor psychology may also be an important determinant of currency fluctuations in the short run. Moreover, institutional investors trying to anticipate the future relative strength or weakness of a particular currency may sometimes exercise considerable speculative influence on currency exchange rates by purchasing or selling large amounts of the same currency or currencies. However, over the long term, the currency of a country with a low rate of inflation and a favorable balance of trade should increase in value relative to the currency of a country with a high rate of inflation and deficits in the balance of trade.

The following table sets forth, for the periods indicated, the range of fluctuation concerning the equivalent U.S. dollar rates of exchange and end of month equivalent U.S. dollar rates of exchange for the United Kingdom pound sterling and the Hong Kong dollar:

                  Foreign Exchange Rates
       Range of Fluctuations in Foreign Currencies

                     United Kingdom
Annual               Pound Sterling/         Hong Kong/
Period               U.S. Dollar             U.S. Dollar
______               ______________          ___________
1983                 0.616-0.707             6.480-8.700
1984                 0.671-0.864             7.774-8.050
1985                 0.672-0.951             7.729-7.990
1986                 0.643-0.726             7.768-7.819
1987                 0.530-0.680             7.751-7.822
1988                 0.525-0.601             7.764-7.912
1989                 0.548-0.661             7.775-7.817
1990                 0.504-0.627             7.740-7.817
1991                 0.499-0.624             7.716-7.803
1992                 0.498-0.667             7.697-7.781
1993                 0.630-0.705             7.722-7.766
1994                 0.610-0.684             7.723-7.750
1995                 0.610-0.653             7.726-7.763
1996                 0.583-0.670             7.732-7.742
1997                 0.584-0.633             7.708-7.751
1998                 0.584-0.620             7.735-7.749

Source: Bloomberg L.P.

First Trust will estimate current exchange rates for the relevant currencies based on activity in the various currency exchange markets. However, since these markets are volatile and are constantly changing, depending on the activity at any particular time of the large international commercial banks, various central banks, large multi-national corporations, speculators and other buyers and sellers of foreign currencies, and since actual foreign currency transactions may not be instantly reported, the exchange rates estimated by First Trust may not be indicative of the amount in United States dollars a Fund would receive had the Fund sold any particular currency in the market. The foreign exchange transactions of a Fund will be conducted by the Fund with foreign exchange dealers acting as principals on a spot (i.e., cash) buying basis. Although foreign exchange dealers trade on a net basis, they do realize a profit based upon the difference between the price at which they are willing to buy a particular currency (bid price) and the price at which they are willing to sell the currency (offer price).

Fund Management

The officers of the Registrant manage its day to day operations and are responsible to the Registrant's Board of Managers. The management of the Fund, including general supervision of the duties performed for the Fund under the Investment Advisory and Management Agreement, is the responsibility of its Board of Managers. The Managers set broad policies for each Fund and choose the Registrant's officers. The following is a list of the Managers and officers of the Registrant and a statement of their present positions and principal occupations during the past five years, with those Managers who are "interested persons" (as such term is defined in the Investment Company Act of 1940) of the Registrant indicated by an asterisk. The mailing address of the officers and Managers, unless otherwise noted, is 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532.

                                                               Principal Occupations
Name, Age and Address   Position and Offices with Registrant   During Past 5 Years
_____________________   ____________________________________   _____________________
[

                                                                                   ]

The following table sets forth compensation estimated to be paid by the Registrant to each of the Managers who are not designated "interested persons" during the Registrant's fiscal year ending ____________. The Registrant has no retirement or pension plans. The officers and Managers who are "interested persons" as designated above serve without any compensation from the Registrant.

                                         Estimated Aggregate
                                         Compensation From Funds
Name of Manager                          and Fund Complex
________________________________________________________________
____________________                     $
____________________                     $
____________________                     $
____________________                     $____________
          Total                          $

*Based on the estimated compensation to be paid to the independent trustees for the one year period ending [__________________] for services to the Registrant. Currently, the Registrant is the only investment company in the Fund Complex.

Disinterested Managers will be paid $_________ for each meeting they attend.

As of _________________, 1999, Account B owned all shares of the Registrant (with __________ shares outstanding). To the extent required by applicable law, American Skandia will solicit voting instructions from owners of variable annuity Policies. All interests in each Fund will be voted by American Skandia in accordance with voting instructions received from such variable Policy owners. American Skandia will vote all of the interests which it is entitled to vote in the same proportion as the voting instructions given by variable Policy owners, on the issues presented.

Performance

A Fund may quote its total return and yield in reports to shareholders, sales literature, and advertisements. These performance measures are described below. Performance advertised for a Fund may or may not reflect the effect of any charges that are imposed under a variable annuity Policy that is funded by the Registrant. Such charges, described in the variable annuity prospectus, will have the effect of reducing a Fund's performance.

Standardized average annual total return and non-standardized total return measure both the net investment income generated by, and the effect of any realized and unrealized appreciation or depreciation of, the underlying investments of a Fund. Yield is a measure of the net investment income per interest earned over a specific one month or 30-day period expressed as a percentage of the net asset value.

A Fund's standardized average annual total return quotation is computed in accordance with a standardized method prescribed by rules of the Securities and Exchange Commission. The standardized average annual total return for a Fund for a specific period is found by first taking a hypothetical $1,000 investment ("initial investment") in the Fund's interests on the first day of the period, adjusting to deduct the applicable charges, if any, and computing the "redeemable value" of that investment at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains dividends paid by a Fund have been reinvested at net asset value on the reinvestment dates during the period.

The standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. The standardized average annual total return will be based on rolling calendar quarters and will cover at least periods of one, five and ten years, or a period covering the time the Fund has been in existence, if it has not been in existence for one of the prescribed periods.

Non-standardized total return may also be advertised. The non-standardized total return is not subject to a prescribed formula. Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return. Non-standardized total return for a specific period is calculated by first taking an investment ("initial investment") in the Fund's interests on the first day of the period and computing the "end value" of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains dividends paid by the Series have been reinvested at net asset value on the reinvestment dates during the period. Non-standardized total return may also be shown as the increased dollar value of the hypothetical investment over the period.

Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and is not intended to indicate future performance.

The yield for a Fund is computed in accordance with a standardized method prescribed by the rules of the SEC. Under that method, yield is computed by dividing the net investment income per interest earned during the specified one month or 30-day period by the offering price per interest on the last day of the period, according to the following formula:

Yield equals:
   2 times [(((a minus b)divided by cd) + 1) to the 6th power minus 1]

Where:

  a = dividends and interest earned during the period;
  b = expenses accrued for the period (net of reimbursements);
  c = the average daily number of interests outstanding during the period that were entitled to receive dividends; and
  d = the offering price (net asset value) per interest on the last day of the period.

In computing the yield, a Fund follows certain standardized accounting practices specified by SEC rules. These practices are not necessarily consistent with those that a Fund uses to prepare annual and interim financial statements in accordance with generally accepted accounting principles.

A Fund's performance quotations are based upon historical results and are not necessarily representative of future performance. A Fund's interests are sold at net asset value. Returns and net asset value will fluctuate. Factors affecting a Fund's performance include general market conditions, operating expenses and investment management. Interests of a Fund are redeemable at the then current net asset value, which may be more or less than original cost.

The performance of the Funds may be compared to the performance of other mutual funds, mutual fund indices [or annuity indices] with similar objectives and policies as reported by Lipper Analytical Services, Inc. ("Lipper") or CDA Investment Technologies, Inc. ("CDA"). Lipper and CDA performance calculations are based upon changes in net asset value with all dividends reinvested and do not include the effect of any sales charges. The Fund's performance may also be compared to that of the Consumer Price Index or various unmanaged stock and bond indices including, but not limited to, Salomon Brothers Broad Investment Grade Index, Lehman Brothers High Yield Index, Lehman Brothers Aggregate Bond Index, Lehman Brothers Intermediate Government/Corporate Bond Index, Salomon Brothers Treasury Index, S&P MidCap 400 Index, Morgan Stanley Capital International World Index, Morgan Stanley Capital International Europe and Australia, Far East Equity Index, Russell 2000 Index, Russell MidCap Index, and S&P 500 Stock Index. There are differences and similarities between the investments which a Fund may purchase and the investments by the market indicators.

From time to time, a Fund also may quote information from publications including, but not limited to, the following: Morningstar, Inc., The Wall Street Journal, Money Magazine, Forbes, Barron's, The New York Times, USA Today, Institutional Investor and Registered Representative. Also, investors may want to compare the historical returns of various investments, performance indices of those investments or economic indicators, including but not limited to stocks, bonds, certificates of deposit and other bank products, money market funds and U.S. Treasury obligations. Certain of these alternative investments may offer fixed rates of return and guaranteed principal, and may be insured. Economic indicators may include, without limitation, indicators of market rate trends and cost of funds, such as Federal Home Loan Bank Board 11th District Cost of Funds Index (COFI). A Fund may also advertise its portfolio at any given time. A Fund may also periodically advertise tax-deferred compounding charts and other hypothetical illustrations.

Performance Data of Investment Strategies

As of the date of this Statement of Additional Information, the Funds had not yet commenced investment operations. However, certain aspects of the investment strategies can be demonstrated using historical data.

The following tables and charts show hypothetical performance and information for the strategies employed by the Funds noted below and the actual performance of the S&P 500 Index, the FT Index, the Hang Seng Index, the DJIA, the Ibbotson Small Cap Index and a combination of the FT Index, Hang Seng Index and the DJIA (the "Cumulative Index Returns"). All of the figures set forth below have been adjusted to take into account the effect of currency exchange rate fluctuations of the U.S. dollar, where applicable (i.e., returns are stated in U.S. dollar terms). The Cumulative Index Returns are calculated by adding one-third of the total returns of each of the FT Index, the Hang Seng Index and the DJIA. It should be noted that in calculating hypothetical performance information for the Target Small-Cap Strategy, companies which, based on publicly available information at the time the respective strategy is applied, were the subject of an announced business combination expected to have been completed within six months of the calculation were excluded from the respective Strategy Stocks. The returns shown in the following tables and graphs are not guarantees of future performance and should not be used as a predictor of returns to be expected in connection with a Fund's portfolio. Both stock prices (which may appreciate or depreciate) and dividends (which may be increased, reduced or eliminated) will affect the returns. The Dow Target 5 Portfolio, the Dow Target 10 Portfolio, the Target Small Cap Portfolio and the Global Target 15 Portfolio have underperformed their respective index or indices in certain years. Accordingly, there can be no assurance that a Fund's portfolio will outperform its respective index (or combination thereof, where applicable).

The following table compares the hypothetical performance of the Ten Highest Dividend Yielding Stocks Strategy for the DJIA; the Five Lowest Priced Stocks of the Ten Highest Dividend Yielding Stocks Strategies for the DJIA; a combination of the Five Lowest Priced Stocks of the Ten Highest Dividend Yielding Stocks Strategies in the FT Index, Hang Seng Index and the DJIA (the "Combined 15 Strategy"); the Target Small-Cap Strategy Stocks; the Target 10 Large Cap Strategy and the Target 15 Large Cap Strategy; and the performance of the S&P 500 Index, the FT Index, the Hang Seng Index, the DJIA, the Ibbotson Small-Cap Index and the Cumulative Index Returns in each of the 20 years listed below, as of December 31 in each of those years (and as of the most recent quarter).

An investor in a Fund would not necessarily realize as high a total return on an investment in the stocks upon which the hypothetical returns are based for the following reasons: the total return figures shown do not reflect brokerage commissions, expenses or taxes; the Funds are established at different times of the year; and the Funds may not be fully invested at all times or equally weighted in all stocks comprising a strategy. Further, the returns also do not reflect the deduction of any insurance fees or charges which are imposed by American Skandia in connection with the sale of variable annuity policies. Investors should refer to the prospectus for Account B for a description of those fees and charges which have a detrimental effect on the performance of the Funds. If the above-mentioned charges were reflected in the hypothetical returns, the returns would be lower than those presented here.

These figures are for calendar years; the Funds may use different 12-month periods.

                                            COMPARISON OF TOTAL RETURN(2)
                           Strategy Total Returns                  Index Total Returns
                           _______________________________________ _____________________________________________
       10 Highest          5 Lowest
       Dividend            Priced of the
       Yielding            10 Highest
       Stocks (1)          Stocks (1)
       ________________    ____________
                                       Target    Target    Target                                       Ibbotson
                           Combined    Small-    10 Large  15 Large S&P              Hang               Small-    Cumulative
                           15          Cap       Cap       Cap      500     FT       Seng               Cap       Index
Year   DJIA       DJIA     Strategy    Strategy  Strategy  Strategy Index   Index    Index     DJIA     Index     Returns (3)
____   ____       _____    ________    ________  _________ ________ ______  _______  _______   _____    ________  ___________
1979   13.01%      9.84%   44.70%      40.78%     43.17%   -        18.22%  3.59%    77.99%   10.60%    43.46%   30.73%
1980   27.90%     41.69%   52.51%      61.97%     54.15%   -        32.11% 31.77%    65.48%   21.90%    38.88%   39.72%
1981    7.46%      3.19%    0.03%      -9.46%    -10.59%   -        -4.92% -5.30%   -12.34%   -3.61%    13.88%   -7.08%
1982   27.12%     43.37%   -2.77%      51.26%     38.21%   -        21.14%  0.42%   -48.01%   26.85%    28.01%   -6.91%
1983   39.07%     36.38%   15.61%      31.04%     20.01%   -        22.28% 21.94%    -2.04%   25.82%    39.67%   15.24%
1984    6.22%     11.12%   29.88%      -1.10%     16.34%   -         6.22%  2.15%    42.61%    1.29%    -6.67%   15.35%
1985   29.54%     38.34%   54.06%      50.81%     43.49%   -        31.77% 54.74%    50.95%   33.28%    24.66%   46.32%
1986   35.63%     30.89%   38.11%      23.35%     21.81%    22.95%  18.31% 24.36%    51.16%   27.00%     6.85%   34.18%
1987    5.59%     10.69%   17.52%      14.94%      9.16%    14.10%   5.33% 37.13%    -6.84%    5.66%    -9.30%   11.99%
1988   24.57%     21.47%   24.26%      23.19%     20.35%    -0.59%  16.64%  9.00%    21.04%   16.03%    22.87%   15.36%
1989   26.97%     10.55%   15.98%      26.10%     39.62%    37.33%  31.35% 20.07%    10.59%   32.09%    10.18%   20.92%
1990   -7.82%    -15.74%    3.19%       1.08%     -5.64%    -5.39%  -3.30% 11.03%    11.71%   -0.73%   -21.56%    7.34%
1991   34.20%     62.03%   40.40%      59.55%     24.64%   109.27%  30.40%  8.77%    50.68%   24.19%    44.63%   27.88%
1992    7.69%     22.90%   26.64%      27.81%     24.66%    -0.15%   7.62% -3.13%    34.73%    7.39%    23.35%   12.99%
1993   27.08%     34.01%   65.65%      22.47%     42.16%    28.55%   9.95% 19.22%   124.95%   16.87%    20.98%   53.68%
1994    4.21%      8.27%   -7.26%       2.11%      8.17%    10.50%   1.34%  1.97%   -29.34%    5.03%     3.11%   -7.45%
1995   36.85%     30.50%   13.45%      41.65%     25.26%    53.80%  37.22% 16.21%    27.52%   36.67%    34.66%   26.80%
1996   28.35%     26.20%   21.00%      34.96%     26.61%    60.03%  22.82% 18.35%    37.86%   28.71%    17.62%   28.31%
1997   21.68%     19.97%   -6.38%      16.66%     61.46%    35.15%  33.21% 14.78%   -17.69%   24.82%    22.78%    7.30%
1998   10.59%     12.36%   13.50%       1.85%     53.85%   123.10%   28.57% 12.32%    -2.60%   18.03%    -7.38%    9.25%

(1) The Target Small-Cap Strategy Stocks, Target 10 Large Cap Strategy Stocks, and Target 15 Large Cap Strategy Stocks for any given period were selected by applying the respective strategy as of the beginning of the period. The Ten Highest Dividend Yielding Stocks and the Five Lowest Priced Stocks of the Ten Highest Dividend Yielding Stocks for any given period were selected by ranking the dividend yields for each of the stocks as of the beginning of the period and dividing by the stock's market value on the first trading day on the exchange where that stock principally trades in the given period. The Combined 15 Strategy merely averages the Total Return of the stocks which comprise the Five Lowest Priced Stocks of the Ten Highest Dividend Yielding Stocks in the FT Index, Hang Seng Index and the DJIA, respectively.

(2) Total Return represents the sum of the percentage change in market value of each group of stocks between the first trading day of a period and the total dividends paid on each group of stocks during the period divided by the opening market value of each group of stocks as of the first trading day of a period. Total Return does not take into consideration any sales charges, commissions, expenses or taxes. Total Return assumes that all dividends are reinvested semi-annually (with the exception of the FT Index and the Hang Seng Index from 12/31/78 through 12/31/86, during which time annual reinvestment was assumed), and all returns are stated in terms of the United States dollar. Based on the year-by-year returns contained in the table, over the 13 years listed for the Target 15 Large Cap Strategy the average annual total return is 32.79%; in addition, over the 20 full years listed above, the Target Small-Cap Strategy achieved an average annual total return of 24.39%, the Target 10 Large Cap Strategy achieved an average annual total return of 26.40%, the Ten Highest Dividend Yielding Stocks in the DJIA achieved an average annual total return of 19.57%, and the Five Lowest Priced Stocks of the Ten Highest Dividend Yielding Stocks in the DJIA and Combined 15 Strategy achieved an average annual total return of 21.70% and 21.32%, respectively. In addition, over this period, each individual strategy achieved a greater average annual total return than that of its corresponding index, the S&P 500 Index, Ibbotson Small-Cap Index, the DJIA or a combination of the FT Index, Hang Seng Index and DJIA, which were 17.61%, 16.00%, 17.28% and 17.94%, respectively. For the seven year period between January 1, 1972 and December 31, 1978, the Ten Highest Dividend Yielding Stocks in the DJIA achieved an annual total return of 23.76% in 1972, -1.02% in 1974, 56.10% in 1975, 35.18% in 1976, -1.95%
in 1977 and 0.03% in 1978; the Five Lowest Priced Stocks of the Ten Highest Dividend Yielding Stocks in the DJIA achieved an annual total return of 22.92% in 1972, 20.01% in 1973, -5.40% in 1974, 65.77% in
1975, 40.96% in 1976, 5.49% in 1977 and 1.23% in 1978; the DJIA achieved an annual total return of 18.38% in 1972, -13.20% in 1973, 23.64% in
1974, 44.46% in 1975, 22.80% in 1976, -12.91% in 1977 and 2.66% in 1978;
the S&P 500 Index achieved an annual total return of 18.89% in 1972, - 14.57% in 1973, -26.33% in 1974, 36.84% in 1975, 23.64% in 1976 and -
7.25% in 1977 and 6.49% in 1978; the Target Small-Cap Strategy Stocks achieved an annual total return of 12.66% in 1972, -25.02% in 1973, - 34.85% in 1974, 40.13% in 1975, 45.70% in 1976, 16.22% in 1977 and
17.53% in 1978; and the Ibbotson Small-Cap Index achieved an annual total return of 4.43% in 1972, 30.90% in 1973, -19.95% in 1974, 52.82%
in 1975, 57.38% in 1976, 25.38% in 1977 and 23.46% in 1978. Although
each Fund seeks to achieve a better performance than its respective index as a whole, there can be no assurance that a Fund will achieve a better performance.

(3) Cumulative Index Returns represent the average of the annual returns of the stocks contained in the FT Index, Hang Seng Index and DJIA. Cumulative Index Returns do not represent an actual index.

The chart above represents past performance. There can be no assurance that any Fund will outperform the DJIA or any other index shown.
Investors should not rely on the preceding financial information as an indication of the past or future performance of a Fund.

Investment Advisory and Other Services

Investment Adviser

First Trust Advisors L.P., 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532, is the investment adviser to the Funds. As investment adviser, First Trust provides the Funds with professional investment supervision and management and permits any of its officers or employees to serve without compensation as Managers or officers of the Registrant if elected to such positions. First Trust provides each Fund with discretionary investment services and certain administrative services necessary with the management of the portfolios. Specifically, First Trust is responsible for supervising and directing the investments of each Fund in accordance with each Fund's investment objective, program, and restrictions as provided in the Prospectus and this Statement of Additional Information. First Trust is responsible for effecting all security transactions on behalf of each Fund. First Trust is also responsible for compliance with the provisions of Section 817(h) of the Internal Revenue Code of 1986, as amended ("Code"), applicable to each Fund (relating to the diversification requirements applicable to investments in underlying variable annuity contracts).

First Trust Advisors L.P. (First Trust) is an Illinois limited partnership formed in 1991 and an investment adviser registered with the SEC under the Investment Advisers Act of 1940. First Trust is a limited partnership with one limited partner, Grace Partners of Dupage L.P., and one general partner, Nike Securities Corporation. Grace Partners of Dupage L.P. is a limited partnership with one general partner, Nike Securities Corporation, and a number of limited partners. Nike Securities Corporation is an Illinois corporation controlled by Robert Donald Van Kampen.

First Trust is also Subadviser to 6 mutual funds and is the portfolio supervisor of certain unit investment trusts sponsored by Nike Securities L.P. ("Nike Securities") which are substantially similar to the Funds in that they have the same investment objectives and strategies as the various Funds but have a life of approximately one year. Nike Securities specializes in the underwriting, trading and distribution of unit investment trusts and other securities. Nike Securities, an Illinois limited partnership formed in 1991, acts as sponsor for successive series of The First Trust Combined Series, The First Trust Special Situations Trust, the First Trust Insured Corporate Trust, The First Trust of Insured Municipal Bonds and The First Trust GNMA. First Trust introduced the first insured unit investment trust in 1974 and to date more than $11 billion in First Trust unit investment trusts have been deposited.

First Trust acts as investment adviser to the Funds pursuant to an Investment Advisory and Management Agreement. The Investment Advisory and Management Agreement continues in effect for each Fund from year to year after its initial two-year term so long as its continuation is approved at least annually by (i) a majority of the Managers who are not parties to such agreement or interested persons of any such party except in their capacity as Managers of the Registrant, and (ii) the interest holders of each Series or the Board of Managers. It may be terminated at any time upon 60 days notice by either party, or by a majority vote of the outstanding interests of a Fund with respect to that Fund, and will terminate automatically upon assignment. Additional Funds may be subject to a different agreement. The Investment Advisory and Management Agreement provides that First Trust, its directors, officers, employees, and certain other persons performing specific functions for the Fund will only be liable to a Fund for losses resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties under the agreement. As compensation for its services, each Series pays First Trust a fee as described in the Prospectus.

Nike Securities serves as the principal underwriter of the shares of the Fund pursuant to a "best efforts" arrangement as provided by a distribution agreement with the Fund, dated [______________] ("Distribution Agreement"). Pursuant to the Distribution Agreement, the Fund appointed Nike Securities to be its agent for the distribution of the Funds' shares on a continuous offering basis. Nike Securities sells shares to Account B. Pursuant to the Distribution Agreement, Nike Securities, at its own expense, finances certain activities incident to the sale and distribution of the interests of the Series of the Fund, including printing and distribution of prospectuses and statements of additional information to other than existing shareholders and the printing and distributing of sales literature and advertising. Nike Securities also receives compensation pursuant to a Rule 12b1 plan adopted by the Fund and described herein under "Rule 12b1 Plan."

Custodian and Transfer Agent

The custodian has custody of all securities and cash of the Registrant maintained in the United States and attends to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Fund. The Chase Manhattan Bank, 4 New York Plaza, New York, NY 10004-2413, acts as custodian for each Fund. First Data Investor Services Group, Inc, 4400 Computer Drive, Westborough, Massachusetts 01581, is the transfer agent and dividend-paying agent for each Fund and also serves as administrator to the Registrant providing certain clerical, bookkeeping and administrative services necessary for the operation of the Registrant and maintenance of shareholder accounts.

Independent Accountants

The Funds' independent accountants, Ernst & Young LLP, 233 S. Wacker Dr., Chicago, Illinois 60606-6301, audit and report on the Funds' annual financial statements, and perform other professional accounting, auditing and advisory services when engaged to do so by the Funds.

Series Transactions and Brokerage

First Trust is responsible for decisions to buy and sell securities for each Fund and for the placement of a Fund's securities business, the negotiation of the commissions to be paid on brokered transactions, the prices for principal trades in securities, and the allocation of portfolio brokerage and principal business. It is the policy of First Trust to seek the best execution at the best security price available with respect to each transaction, and with respect to brokered transactions in light of the overall quality of brokerage and research services provided to the respective adviser and its advisees. The best price to the Fund means the best net price without regard to the mix between purchase or sale price and commission, if any. Purchases may be made from underwriters, dealers, and, on occasion, the issuers. Commissions will be paid on a Fund's futures and options transactions, if any. The purchase price of portfolio securities purchased from an underwriter or dealer may include underwriting commissions and dealer spreads. A Fund may pay mark-ups on principal transactions. In selecting broker/dealers and in negotiating commissions, First Trust considers, among other things, the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. Fund portfolio transactions may be effected with broker/dealers who have assisted investors in the purchase of policies. The selection of a brokerdealer may take into account the sale of products sponsored or advised by First Trust and/or its affiliates.

Section 28(e) of the Securities Exchange Act of 1934 ("Section 28(e)") permits an investment adviser, under circumstances, to cause an account to pay a broker or dealer who supplies brokerage and research services a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction. Brokerage and research services include (a) furnishing advice as to the value of securities, the advisability of investing, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities, (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (c) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody).

In light of the above, in selecting brokers, First Trust considers investment and market information and other research, such as economic, securities and performance measurement research, provided by such brokers, and the quality and reliability of brokerage services, including execution capability, performance, and financial responsibility. Accordingly, the commissions charged by any such broker may be greater than the amount another firm might charge if First Trust determines in good faith that the amount of such commissions is reasonable in relation to the value of the research information and brokerage services provided by such broker to First Trust or the Registrant. First Trust believes that the research information received in this manner provides the Funds with benefits by supplementing the research otherwise available to the Funds. The Investment Advisory and Management Agreement provides that such higher commissions will not be paid by the Funds unless the adviser determines in good faith that the amount is reasonable in relation to the services provided. The investment advisory fees paid by the Funds to First Trust under the Investment Advisory and Management Agreement are not reduced as a result of receipt by First Trust of research services.

First Trust places portfolio transactions for other advisory accounts advised by it, research services furnished by firms through which the Funds effects their securities transactions may be used by First Trust in servicing all of its accounts; not all of such services may be used by First Trust in connection with a Fund. First Trust believes it is not possible to measure separately the benefits from research services to each of the accounts (including the Funds) advised by it. Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of those charged by another broker paid by each account for brokerage and research services will vary. However, First Trust believes such costs to the Funds will not be disproportionate to the benefits received by the Funds on a continuing basis. First Trust seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Funds and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Funds. In making such allocations between the Funds and other advisory accounts, the main factors considered by First Trust are the respective investment objectives, the relative size of portfolio holding of the same or comparable securities, the availability of cash for investment and the size of investment commitments generally held.

Code of Ethics

To mitigate the possibility that a Fund will be adversely affected by personal trading of employees, the Registrant and First Trust have adopted Codes of Ethics under Rule 17j-1 of the Investment Company Act of 1940. These Codes contain policies restricting securities trading in personal accounts of the portfolio managers and others who normally come into possession of information on portfolio transactions.

Purchases, Redemptions and Pricing of Interests

Account B may purchase interests of the Funds at their net asset value. Interests are purchased using premiums received on Policies issued by Account B. Account B is funded by interests of the Registrant.

All investments in the Registrant are credited to the interest holder's account in the form of full and fractional interests of the designated Fund (rounded to the nearest 1/1000 of an interest). The Registrant does not issue interest certificates.

As stated in the Prospectus, the net asset value ("NAV") of Fund's interests is determined once each day on which the New York Stock Exchange (the "NYSE") is open ("Business Day") at the close of the regular trading session of the Exchange (normally 4:00 p.m., Eastern Time, Monday through Friday). The NAV of Fund's interests is not determined on the days the NYSE is closed, which days generally are New Year's Day, Martin Luther King Jr. holiday, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

The per interest NAV of a Fund is determined by dividing the total value of the securities and other assets, less liabilities, by the total number of interests outstanding. A Fund's net assets value may not be calculated on days during which the Fund receives no orders to purchase shares and no shares are tendered for redemption. In determining NAV, securities listed on the national securities exchanges, the Nasdaq Stock Market and foreign exchanges are valued at the closing prices on such markets; however, securities traded on a national securities exchange, Nasdaq, or foreign exchanges for which there were no transactions on a given day are valued at their most recent bid prices. Securities that are traded on the over-the-counter market are valued at their closing bid prices. Foreign securities and currencies are converted to U.S. dollars using exchange rates in effect at the time of valuation. A Fund will determine the market value of individual securities held by it, by using prices provided by one or more professional pricing services which may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days are valued on the amortized cost basis.

Securities for which quotations are not readily available, and other assets, are valued at fair value determined in good faith under procedures established by and under the supervision of the Managers.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each Business Day. In addition, European and Far Eastern securities trading generally or in a particular country or countries may not take place on all Business Days. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not Business Days and on which a Fund's net asset value is not calculated. A Fund calculates net asset value per interest, and therefore effects sales, redemptions and repurchases of its interests, as of the close of the NYSE once on each day on which the NYSE is open. Such calculation does not take place contemporaneously with the determination of the prices of the majority of the foreign portfolio securities used in such calculation.

The Registrant may suspend the right of redemption for any Fund only under the following unusual circumstances: (a) when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted; (b) when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or
(c) during any period when the Securities and Exchange Commission has by order permitted a suspension of redemption for the protection of interest holders.

12b-1 Plan

The Registrant has adopted a plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, which provides that interests of the Funds will be subject to an annual service fee.

Nike Securities serves as selling agent and distributor of the interests of the Funds. In this capacity, Nike Securities manages the offering of the Funds' interests and is responsible for all sales and promotional activities. In order to reimburse Nike Securities for its costs in connection with these activities, each Fund Series has adopted a service plan under Rule 12b-1 under the Investment Company Act of 1940. Nike Securities uses the service fee to compensate American Skandia for providing account services to policy owners. These services include establishing and maintaining policy owner accounts, answering inquiries, and providing other personal services to policy owners. Each Fund may spend up to .25 of 1% per year of the average daily net assets of its interests as a service fee under the Plan. In addition, the Plan permits First Trust to use a portion of its advisory fee to compensate Nike Securities for expenses incurred in connection with the sales and distribution of a Fund's interests including, without limitation, expenses of printing and distributing prospectuses to persons other than interest holders or policy owners, expenses of preparing, printing and distributing advertising and sales literature and reports to interests holders and policy owners used in connection with the sale of a Fund's interests, certain other expenses associated with the distribution of interests of the Funds, and any distribution-related expenses that may be authorized from time to time by the Board of Managers.

Under the Registrant's Plan, the Registrant will report quarterly to the Board of Managers for its review all amounts expended per Series under the Plan. The Plan may be terminated at any time with respect to any Fund, without the payment of any penalty, by a vote of a majority of the Managers who are not "interested persons" and who have no direct or indirect financial interest in the Plan or by vote of a majority of the outstanding voting securities of such Fund. The Plan may be renewed from year to year if approved by a vote of the Board of Managers and a vote of the non-interested Managers who have no direct or indirect financial interest in the Plan cast in person at a meeting called for the purpose of voting on the Plan. The Plan may be continued only if the Managers who vote to approve such continuance conclude, in the exercise of reasonable business judgment and in light of their fiduciary duties under the applicable law, that there is a reasonable likelihood that the Plan will benefit a Fund and its shareholders. The Plan may not be amended to increase materially the cost which a Fund may bear under the Plan without the approval of the interest holders of the affected Fund, and any other material amendments of the Plan must be approved by the non-interested Managers by a vote cast in person at a meeting called for the purpose of considering such amendments. During the continuance of the Plan, the selection and nomination of the non-interested managers of the Registrant will be committed to the discretion of the non-interested managers then in office.

Additional Information

Voting Rights

Interest holders are entitled to one vote for each interest held. Interest holders may vote on the election of Managers and on other matters submitted to meetings of interest holders. In regard to termination, sale of assets, or change of investment restrictions, the right to vote is limited to the holders of interests of the particular Fund affected by the proposal. When a majority is required, it means the lesser of 67% or more of the interests present at a meeting when the holders of more than 50% of the outstanding interests are present or represented by proxy, or more than 50% of the outstanding interests.

To the extent required by applicable law, American Skandia will solicit voting instructions from owners of variable annuity Policies. All interests in each Fund will be voted by American Skandia in accordance with voting instructions received from such variable Policy owners. American Skandia will vote all of the interests which it is entitled to vote in the same proportion as the voting instructions given by variable Policy owners, on the issues presented.

Each issued and outstanding interest in a Fund is entitled to participate equally in dividends and distributions declared by its corresponding Fund, and in the net assets of the Fund remaining upon liquidations or dissolution after outstanding liabilities are satisfied. The interests of each Fund, when issued, are fully paid and nonassessable. They have no preemptive, conversion, cumulative dividend or similar rights. They are freely transferable. Interests in a Fund do not have cumulative rights. This means that owners of more than half of the Registrant's interests voting for election of Managers can elect all the Managers if they so choose. Then, the remaining interest owners would not be able to elect any Managers.

Shareholder Inquiries

All inquiries regarding the Registrant should be directed to the
Registrant at (800) 766-4683 or by writing the Registrant at
___________________________.

Tax Status

The Registrant is not a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Registrant nonetheless does not pay federal income tax on its interest, dividend income or capital gains. As a limited liability company whose interests are sold only to Account B, the Registrant is disregarded as an entity for purposes of federal income taxation. American Skandia, through Account B, is treated as owning the assets of the Funds directly and its tax obligations thereon are computed pursuant to Subchapter L of the Code (which governs the taxation of insurance companies). Under current tax law, interest, dividend income and capital gains of the Registrant are not taxable to the Registrant, and are not currently taxable to American Skandia or to Policy owners, when left to accumulate within a variable annuity Policy. Tax disclosure relating to the variable annuity Policies that offer the Registrant as an investment alternative is contained in the prospectuses for those Policies.

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of segregated asset accounts that fund contracts such as the variable annuity Policies (that is, the assets of the Funds). Failure to satisfy those standards would result in imposition of Federal income tax on a variable annuity Policy owner with respect to the increase in the value of the variable annuity Policy. Section 817(h)(2) provides that a segregated asset account that funds contracts such as the variable annuity Policies is treated as meeting the diversification standards if, as of the close of each calendar quarter, the assets in the account meet the diversification requirements for a regulated investment company and no more than 55% of those assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

The Treasury Regulations amplify the diversification standards set forth in Section 817(h) and provide an alternative to the provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if (i) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments;

and (iv) no more than 90% of such value is represented by any four investments. For purposes of these Regulations, all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality shall be treated as a separate issuer.

Each Fund will be managed with the intention of complying with these diversification requirements. It is possible that, in order to comply with these requirements, less desirable investment decisions may be made which could affect the investment performance of a Fund.

Financial Statements

To be filed by pre-effective amendment.

FIRST DEFINED PORTFOLIO FUND LLC

PART C
OTHER INFORMATION

Note: Items 23-30 have been answered with respect to all investment portfolios (Funds) of the Registrant.

Item 23. Exhibits

Exhibit
Number   Description
_______  ___________
(a)(1)   Certificate of Formation of the Registrant, attached hereto

(a)(2)   Operating Agreement of the Registrant, to be filed by Amendment

(b)      Not Applicable

(c)      Not Applicable

(d)      Investment Advisory and Management Agreement between
         Registrant and First Trust Advisors L.P., to be filed by Amendment.

(e)      Fund Participation Agreement between Registrant, [American
         Skandia Life Assurance Corporation] and [American Skandia Life Assurance Corporation Variable Account B], to be filed by Amendment

(f)      Not Applicable

(g)      Custodian Contract, to be filed by Amendment

(h)      Transfer Agency and Service Agreement between Registrant and
         First Data Investor Services Group, Inc., to be filed by Amendment

(i)      Opinion of counsel, to be filed by Amendment

(j)      Consent of independent auditors, to be filed by Amendment

(k)      Not Applicable

(l)      Not Applicable

(m)      12b-1 Plan, to be filed by Amendment

(n)      Not Applicable

(o)      Not Applicable

Item 24. Persons controlled by or under Common Control with Registrant

         Not Applicable

Item 25. Business and Other Connections of the Investment Adviser

         To be Supplied by Amendment

Item 26. Indemnification

         To be Supplied by Amendment

Item 27. Principal Underwriters

         To be Supplied by Amendment

Item 28. Location of Accounts and Records

         First Trust Advisors L.P., 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532, maintains the Registrant's organizational documents, minutes of meetings, contracts of the Registrant and all advisory material of the investment adviser.

         The Chase Manhattan Bank, 4 New York Plaza, New York, New York 10004-2413, maintains all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchase sand sales, and all other requirement records not maintained by First Trust Advisors L.P., or First Data Investor Services Group, Inc.

         First Data Investor Services Group, Inc., 4400 Computer Drive, Westborough, Massachusetts 01581, maintains all the required records in its capacity as transfer, dividend payment and interest holder service agent for the Registrant.

Item 29. Management Services

         Not Applicable

Item 30. Undertakings

         Not Applicable

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Lisle and the State of Illinois on the 8th day of February, 1999.

                                  FIRST DEFINED PORTFOLIO FUND LLC

                                  By:  /s/ James A Bowen
                                  ___________________________________
                                    James A. Bowen
                                    Sole Managing Board Member

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacity and on the date indicated.

/s/ James A. Bowen
______________________________________
James A. Bowen
Sole Managing Board Member

February 8, 1999

                                     EXHIBIT LIST

Exhibit
Number    Description
_______   ___________
(a)(1)    Certificate of Formation of First Defined Portfolio Management
          Fund LLC

                                                                Exhibit (a)(1)

                         CERTIFICATE OF FORMATION
                                    OF
              FIRST DEFINED PORTFOLIO MANAGEMENT FUND LLC

The undersigned, an authorized natural person, for the purpose of forming a limited liability company, under the provisions and subject to the requirements of the State of Delaware (particularly Chapter 18, Title 6 of the Delaware Code and the acts amendatory thereof and supplemental thereto, and known, identified, and referred to as the "Delaware Limited Liability Company Act"), hereby certifies that:

FIRST, The name of the limited liability company (hereinafter called the "limited liability company") is: FIRST DEFINED PORTFOLIO MANAGEMENT FUND LLC

SECOND, The address of the registered office and the name and address of the registered agent of the limited liability company required to be maintained by Section 18-104 of the Delaware Limited Liability Company Act are Corporation Service Company Center, 1013 Centre Road,
Wilmington, Delaware 19805.

Executed on January 8, 1999

                                           /s/ W. SCOTT JARDINE
                                           _______________________________
                                           W. Scott Jardine,
                                           Authorized Person